                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 33-14363

                                                                        -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----

     Pre-Effective Amendment No.                                        -----

                                                                         -----
     Post-Effective Amendment No.    17                                    X
                                    ----                                 -----

                                       AND
                                                                         -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                         -----
     Amendment No.   17
                    ----

                        DELAWARE GROUP PREMIUM FUND, INC.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

 1818 Market Street, Philadelphia, Pennsylvania                        19103
-------------------------------------------------------------------------------
   (Address of Principal Executive Offices)                          (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 751-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                                May 1, 1996
                                                                    -----------
It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)
------
  X      on May 1, 1996 pursuant to paragraph (b)
------
         60 days after filing pursuant to paragraph (a)(1)
------
         on (date) pursuant to paragraph (a)(1)
------
         75 days after filing pursuant to paragraph (a)(2)
------
         on (date) pursuant to paragraph (a)(2) of Rule 485
------

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933
               pursuant to Section 24(f) of the Investment Company
               Act of 1940. The Rule 24f-2 Notice for Registrant's
             most recent fiscal year was filed on February 27, 1996.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 17 to Registration File No. 33-14363 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectus

          5.     Part B - Statement of Additional Information

          6.     Part C - Other Information

          7.     Signatures

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART A
                                     ------


Item No.        Description                                                                    Location in Prospectus
--------        -----------                                                                    ----------------------
    1           Cover Page ........................................................                     Cover

    2           Synopsis ..........................................................             Summary Information

    3           Condensed Financial Information ...................................             Financial Highlights

    4           General Description of Registrant .................................           Investment Objectives and
                                                                                              Policies, Description of
                                                                                                     Fund Shares

    5           Management of the Fund ............................................            Management of the Fund

    6           Capital Stock and Other Securities ................................         Dividends and Distributions,
                                                                                                Taxes, Description of
                                                                                                     Fund Shares

    7           Purchase of Securities Being Offered ..............................        Cover, Purchase and Redemption,
                                                                                         Calculation of Offering Price and
                                                                                             Net Asset Value Per Share,
                                                                                               Management of the Fund

    8           Redemption or Repurchase ..........................................            Purchase and Redemption

    9           Legal Proceedings .................................................                     None


                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



                              CROSS-REFERENCE SHEET
                              ---------------------
                                     PART B
                                     ------

                                                                                             Location in Statement of
Item No.        Description                                                                    Additional Information
--------        -----------                                                                  -------------------------
   10           Cover Page ........................................................                     Cover

   11           Table of Contents .................................................               Table of Contents

   12           General Information and History ...................................              General Information

   13           Investment Objectives and Policies ................................             Investment Objectives
                                                                                                    and Policies

   14           Management of the Registrant ......................................            Officers and Directors

   15           Control Persons and Principal Holders of Securities ...............            Officers and Directors

   16           Investment Advisory and Other Services ............................             Investment Management
                                                                                              Agreements, Officers and
                                                                                           Directors, General Information,
                                                                                                Financial Statements

   17           Brokerage Allocation ..............................................        Trading Practices and Brokerage

   18           Capital Stock and Other Securities ................................       Capitalization and Noncumulative
                                                                                                Voting (under General
                                                                                                    Information)
   19           Purchase, Redemption and Pricing of Securities
                Being Offered .....................................................                Offering Price

   20           Tax Status ........................................................          Accounting and Tax Issues,
                                                                                                        Taxes

   21           Underwriters ......................................................             Investment Management
                                                                                                     Agreements

   22           Calculation of Performance Data ...................................            Performance Information

   23           Financial Statements ..............................................             Financial Statements



                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------

Item No.        Description                                                                        Location in Part C
--------        -----------                                                                        -------------------
   24           Financial Statements and Exhibits...........................................             Item 24

   25           Persons Controlled by or under Common
                   Control with Registrant..................................................             Item 25

   26           Number of Holders of Securities.............................................             Item 26

   27           Indemnification.............................................................             Item 27

   28           Business and Other Connections of Investment Adviser........................             Item 28

   29           Principal Underwriters......................................................             Item 29

   30           Location of Accounts and Records............................................             Item 30

   31           Management Services.........................................................             Item 31

   32           Undertakings................................................................             Item 32


                                                                     PROSPECTUS
                                                                    MAY 1, 1996

                        DELAWARE GROUP PREMIUM FUND, INC.
                   1818 Market Street, Philadelphia, PA 19103

       Delaware Group Premium Fund, Inc. (the "Fund") is a diversified, open-end management investment company which is intended to meet a wide range of investment objectives with its ten separate Portfolios. Each Portfolio ("Series") is in effect a separate fund issuing its own shares. The shares of the Fund are sold only to separate accounts of life insurance companies ("life companies"). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies ("variable contracts"). The separate accounts invest in shares of the various Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described below. See Investment Objectives and Policies. Although each Series will constantly strive to attain its objective, there can be no assurance that it will be attained.

       This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. A Statement of Additional Information ("Part B" of the Fund's registration statement), dated May 1, 1996, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling 1-800-441-7468. The Series' financial statements appear in the Fund's Annual Report, which will accompany any response to requests for Part B.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

       Equity/Income Series--seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. This Series has the same objective and investment disciplines as the Decatur Total Return Fund of Delaware Group Decatur Fund, Inc., a separate Delaware Group fund, in that it invests generally, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the Series' objective.

       High Yield Series--seeks as high a current income as possible by investing in rated and unrated corporate bonds (including high-yield bonds commonly known as junk bonds), U.S. Government securities and commercial paper. This Series has the same objective and investment disciplines as Delaware Group Delchester High-Yield Bond Fund, Inc., a separate Delaware Group fund. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.

       Capital Reserves Series--seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.

       Money Market Series--seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. This Series has the same objective and investment disciplines as Delaware Group Cash Reserve, Inc., a separate Delaware Group fund. The shares of the Money Market Series are neither insured nor guaranteed by the U.S. Government and there is no assurance that the Series will be able to maintain a stable net asset value of $10.00 per share.

       Growth Series--seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. This Series has the same objective and investment disciplines as Delaware Group DelCap Fund, Inc., a separate Delaware Group fund, in that it invests in common stocks and other securities including but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities, consistent with the Series' objective.

       Multiple Strategy Series--seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. This Series has the same objective and investment disciplines as the Delaware Fund of Delaware Group Delaware Fund, Inc., a separate Delaware Group fund, in that, as a "balanced" fund, the Series, consistent with its objective, invests at least 25% of its assets in fixed income securities and the remainder primarily in equity securities.

       International Equity Series--seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. This Series has the same objective and investment disciplines as the International Equity Series of Delaware Group Global & International Funds, Inc., a separate Delaware Group fund, in that it invests in a broad range of equity securities of foreign issuers, including common stocks, preferred stocks, convertible securities and warrants, consistent with the Series' objective.

       Value Series--seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. This Series has the same objective and investment disciplines as Delaware Group Value Fund, Inc., a separate Delaware Group fund.

       Emerging Growth Series--seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. This Series has the same objective and investment disciplines as Delaware Group Trend Fund, Inc., a separate Delaware Group fund.

       Global Bond Series--seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This Series is a global fund, as such, at least 65% of the Series' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. This Series has the same objective and investment disciplines as the Global Bond Series of Delaware Group Global & International Funds, Inc., a separate Delaware Group fund.

TABLE OF CONTENTS

Cover Page...............................................................
Summary Information......................................................
Financial Highlights.....................................................
Investment Objectives and Policies.......................................
       Introduction......................................................
       Equity/Income Series..............................................
       High Yield Series.................................................
       Capital Reserves Series...........................................
       Money Market Series...............................................
       Growth Series.....................................................
       Multiple Strategy Series..........................................
       International Equity Series.......................................
       Value Series......................................................
       Emerging Growth Series............................................
       Global Bond Series................................................
       Other Considerations..............................................
Purchase and Redemption..................................................
Dividends and Distributions..............................................
Taxes....................................................................
Calculation of Offering Price and Net Asset Value Per Share..............
Management of the Fund...................................................
       Performance Information...........................................
       Distribution and Service..........................................
       Expenses..........................................................
       Description of Fund Shares........................................
Appendix A--Ratings for High Yield Series................................

SUMMARY INFORMATION

Capitalization

       The Fund has a present authorized capitalization of five hundred million shares of capital stock with a $.01 par value per share, with fifty million shares allocated to each of the Fund's ten Series. See Description of Fund Shares under Management of the Fund.

Investment Managers

       Delaware Management Company, Inc. ("Delaware Management") furnishes investment management services to the Equity/Income, High Yield, Capital Reserves, Money Market, Growth, Multiple Strategy, Value and Emerging Growth Series, subject to the supervision and direction of the Fund's Board of Directors. Under the Investment Management Agreement between Delaware Management and these eight Series, the annual compensation paid to Delaware Management is equal to, respectively, .60%, .60%, .60%, .50%, .75%, .60%, .75% and .75% of the
average daily net assets of the Series, less, in the case of the Equity/Income, High Yield, Capital Reserves, Money Market, Growth and Multiple Strategy Series, a proportionate share of all directors' fees paid to the unaffiliated directors of the Fund. Delaware Management has elected voluntarily to waive its management fee and to reimburse the respective Series to the extent necessary to maintain a limit on the total operating expenses of each of these Series for a limited period. See Management of the Fund.

       Delaware International Advisers Ltd. ("Delaware International") furnishes investment management services to the International Equity Series and Global Bond Series, subject to the supervision and direction of the Fund's Board of Directors. Under the Investment Management Agreement between each Series and Delaware International, the annual compensation paid to Delaware International is equal to .75% of each Series' average daily net assets, less, in the case of the International Equity Series, a proportionate share of all directors' fees paid to the unaffiliated directors of the Fund. Delaware International has elected voluntarily to waive its management fee and to reimburse the International Equity and Global Bond Series to the extent necessary to maintain a limit on the total operating expenses of each of these Series for a limited period. See Management of the Fund.

Investment Objectives and Policies

       Each of the Fund's ten Series has a different investment objective and seeks to achieve its objective by pursuing different investment strategies. See Cover Page of this Prospectus and Investment Objectives and Policies.

Open-End Investment Company

       The Fund, which was organized as a Maryland corporation in 1987, is an open-end registered management investment company. With the exception of the Global Bond Series, each Series operates as a diversified fund as defined by the Investment Company Act of 1940 (the "1940 Act"). The Global Bond Series operates as a nondiversified fund as defined by the 1940 Act.

Purchase and Redemption

       Shares of the Series are sold only to separate accounts of life insurance companies. Purchases and redemptions are made at the net asset value calculated after receipt of the purchase or redemption order. None of the Series nor Delaware Distributors, L.P. (the "Distributor"), assesses a charge for purchases or redemptions. See Purchase and Redemption.

Special Considerations and Risk Factors

       Prospective investors should consider a number of factors depending upon the Series in which they propose to invest:

       1. The International Equity Series invests primarily in securities issued by non-United States companies. The Global Bond Series will invest at least 65% of its assets in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Each of the other eight Series may also invest a portion of their assets in securities of such issuers and companies. Investing in securities of non-United States companies which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts in connection with transactions in such securities involve certain considerations comprising both risk and opportunity not typically associated with investing in the securities of United States companies and issuers. See Foreign Currency Transactions under International Equity Series and Foreign Securities and Foreign Currency Transactions and Special Risk Considerations under Other Considerations.

       2. Each Series has the right to engage in certain options transactions for hedging purposes to counterbalance portfolio volatility. The Series do not engage in such activities for speculative purposes, but there are certain risks associated with the use of options which a prospective investor should consider. See Options under Other Considerations.

       3. The International Equity, Value, Emerging Growth and Global Bond Series also may engage in certain hedging transactions involving futures contracts and options on such contracts, and in connection with such activities will maintain certain collateral in special accounts established by futures commission merchants in the care of the Fund's custodian bank. While the Series do not engage in such transactions for speculative purposes, there are risks which result from the use of these instruments which an investor should consider. The Fund is not registered as a commodity pool operator nor is Delaware International or Delaware Management registered as a commodities trading adviser in reliance upon various exemptive rules. See Futures Contracts and Options on Futures Contracts and Risk Factors under International Equity Series and Futures Contracts and Options on Futures Contracts under Other Considerations.

       4. The objective of the High Yield Series is to seek the highest current income which Delaware Management believes is consistent with prudent investment management. The assets of the Series may be invested primarily in high-yield securities (junk bonds) and greater risks may be involved in an investment in the Series than in an investment in a mutual fund comprised primarily of investment grade bonds. See Risk Factors under High Yield Series.

       5. The Global Bond Series may invest in interest rate swaps for hedging purposes which could subject the Series to increased risks. See Interest Rate Swaps under Global Bond Series - Investment Strategy and Special Risk Considerations under Other Considerations.

       6. While the Global Bond Series intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), the Series will not be diversified under the 1940 Act. Thus, while at least 50% of the Series' total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Series' total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Series' assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Premium Fund, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Series' performance is contained in the Fund's Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtain from the Fund upon request at no charge. No shares of the Global Bond Series were sold to investors prior to the date of this Prospectus; consequently, no financial highlights are presented for that Series.

--------------------------------------------------------------------------------

                                                                              Equity/Income Series
                                               -------------------------------------------------------------------------------------
                                                                                                                          7/28/88(1)
                                                                                     Year Ended                            through
                                                12/31/95  12/31/94   12/31/93  12/31/92   12/31/91   12/31/90   12/31/89   12/31/88

Net Asset Value, Beginning of Period........... $11.4800  $12.5100  $11.2200   $10.7500   $ 9.2400   $11.4000   $10.1600   $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income..........................   0.4155    0.4121    0.4341     0.4155     0.4502     0.4489     0.2813     0.0934
Net Gains (Losses) on Securities
          (both realized and unrealized).......   3.5745   (0.4221)   1.2659     0.5045     1.5498    (1.9189)    1.0337     0.0666
                                                 -------  --------  --------   --------    -------    -------   --------   --------
    Total From Investment Operations...........   3.9900   (0.0100)   1.7000     0.9200     2.0000    (1.4700)    1.3150     0.1600
                                                 -------  --------  --------   --------    -------    -------   --------   --------

Less Distributions
------------------
Dividends (from net investment income).........  (0.4300)  (0.4200)  (0.4100)   (0.4500)   (0.4900)   (0.5600)   (0.0750)      none
Distributions (from capital gains).............  (0.2100)  (0.6000)     none       none       none    (0.1300)      none       none
Returns of Capital.............................     none      none      none       none       none       none       none       none
                                                 -------  --------  --------   --------    -------    -------   --------   --------
    Total Distributions........................  (0.6400)  (1.0200)  (0.4100)   (0.4500)   (0.4900)   (0.6900)   (0.0750)      none
                                                 -------  --------  --------   --------    -------    -------   --------   --------

Net Asset Value, End of Period................. $14.8300  $11.4800  $12.5100   $11.2200   $10.7500    $9.2400   $11.4000   $10.1600
                                                ========  ========  ========   ========   ========    =======   ========   ========

------------------------------------

Total Return(2)................................   36.12%    (0.20%)   15.45%(3)   8.82%(3)  22.32%    (13.31%)    13.04%      3.77%
------------

------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)...... $109,003  $72,725    $65,519    $38,278    $38,840    $29,598    $12,959     $1,873
Ratio of Expenses to Average Net Assets........    0.69%    0.71%      0.75%      0.79%      0.85%      0.96%      1.31%      2.00%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation................    0.69%    0.71%      0.76%      0.81%      0.85%      0.96%      1.31%      2.00%
Ratio of Net Investment Income to Average
    Net Assets.................................    3.24%    3.63%      3.95%      3.86%      4.46%      5.80%      5.06%      6.40%
Ratio of Net Investment Income to Average
    Net Assets prior to Expense Limitation.....    3.24%    3.63%      3.94%      3.84%      4.46%      5.80%      5.06%      6.40%
Portfolio Turnover Rate........................      85%      91%        67%        72%        79%        34%        26%        --

------------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                                                              High Yield Series
                                            ---------------------------------------------------------------------------------------
                                                                                                                        7/28/88(1)
                                                                             Year Ended                                  through
                                            12/31/95  12/31/94  12/31/93  12/31/92   12/31/91   12/31/90    12/31/89    12/31/88

Net Asset Value, Beginning of Period.......  $8.5400  $9.7700   $9.2900    $9.1300     $7.4800    $9.2000     $9.8600   $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income......................   0.8715   0.9621    0.9758     1.0224      1.0316     1.1135      1.0846     0.4754
Net Gains (Losses) on Securities
          (both realized and unrealized)...   0.4000  (1.2300)   0.4800     0.1600      1.6500    (1.7200)    (0.6350)   (0.1400)
                                             -------  -------   -------    -------     -------    -------     -------    -------
    Total From Investment Operations.......   1.2715  (0.2679)   1.4558     1.1824      2.6816    (0.6065)     0.4496     0.3354
                                             -------  -------   -------    -------     -------    -------     -------    -------

Less Distributions
------------------
Dividends (from net investment income).....  (0.8715) (0.9621)  (0.9758)   (1.0224)    (1.0316)   (1.1135)   (1.0846)    (0.4754)
Distributions (from capital gains).........     none     none      none       none        none       none    (0.0250)       none
Returns of Capital.........................     none     none      none       none        none       none       none        none
                                             -------  -------   -------    -------     -------    -------     -------    -------
    Total Distributions....................  (0.8715) (0.9621)  (0.9758)   (1.0224)    (1.0316)   (1.1135)    (1.1096)   (0.4754)
                                             -------  -------   -------    -------     -------    -------     -------    -------

Net Asset Value, End of Period.............  $8.9400  $8.5400   $9.7700    $9.2900     $9.1300    $7.4800     $9.2000    $9.8600
                                             =======  =======   =======    =======     =======    =======     =======    =======
------------------------------------

Total Return(2)............................   15.50%   (2.87%)   16.36%(3)  13.44%(3)   37.53%(3)  (7.13%)(3)   4.62%(3)   8.15%(3)
------------

------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted).. $56,605   $43,686   $34,915    $11,311      $5,918    $5,092      $4,427     $2,425
Ratio of Expenses to Average Net Assets....   0.69%     0.72%     0.80%      0.80%       0.80%     0.80%       0.80%      0.80%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation............   0.69%     0.72%     0.82%      0.94%       1.06%     1.17%       1.50%      1.21%
Ratio of Net Investment Income to
    Average Net Assets.....................   9.87%    10.56%    10.05%     10.93%      12.05%    13.30%      11.21%     11.00%
Ratio of Net Investment Income to
    Average Net Assets prior to Expense
    Limitation.............................   9.87%    10.56%    10.03%     10.79%      11.80%    12.93%      10.50%     10.58%
Portfolio Turnover Rate....................     74%       47%       43%        73%         70%      115%         19%        31%

----------------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                                                        Capital Reserves Series
                                             --------------------------------------------------------------------------------------
                                                                                                                         7/28/88(1)
                                                                            Year Ended                                   through
                                             12/31/95 12/31/94   12/31/93    12/31/92   12/31/91   12/31/90   12/31/89   12/31/88

Net Asset Value, Beginning of Period.......  $9.3000  $10.2600   $10.2000    $10.2300   $10.0400    $9.9800    $9.9700   $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income......................   0.6431    0.6355     0.6357      0.6474     0.6687     0.7325     0.8402     0.3293
Net Gains (Losses) on Securities
          (both realized and unrealized)...   0.6300   (0.9050)    0.1450      0.0600     0.1900     0.0600     0.0100    (0.0300)
                                              ------    ------     ------      ------     ------     ------     ------     ------
    Total From Investment Operations.......   1.2731   (0.2695)    0.7807      0.7074     0.8587     0.7925     0.8502     0.2993
                                              ------    ------     ------      ------     ------     ------     ------     ------

Less Distributions
------------------
Dividends (from net investment income).....  (0.6431)  (0.6355)   (0.6357)    (0.6474)   (0.6687)   (0.7325)   (0.8402)   (0.3293)
Distributions (from capital gains).........     none   (0.0550)   (0.0850)    (0.0900)      none       none       none       none
Returns of Capital.........................     none      none       none        none       none       none       none       none
                                              ------    ------     ------      ------     ------     ------     ------     ------
    Total Distributions....................  (0.6431)  (0.6905)   (0.7207)    (0.7374)   (0.6687)   (0.7325)   (0.8402)   (0.3293)
                                              ------    ------     ------      ------     ------     ------     ------     ------
Net Asset Value, End of Period.............  $9.9300   $9.3000   $10.2600    $10.2000   $10.2300   $10.0400    $9.9800    $9.9700
                                             =======   =======   ========    ========   ========   ========    =======    =======

--------------------------------------

Total Return(2)............................   14.08%    (2.68%)     7.85%(3)    7.20%(3)   8.85%(3)   8.23%(3)   8.86%(3)   7.20%(3)
------------

--------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)..  $27,935   $25,975    $24,173      $9,790     $4,392     $4,093     $2,575     $1,784
Ratio of Expenses to Average Net Assets....    0.71%     0.74%      0.80%       0.80%      0.80%      0.80%      0.80%      0.80%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation............    0.71%     0.74%      0.85%       0.98%      1.15%      1.49%      1.80%      1.26%
Ratio of Net Investment Income to
    Average Net Assets.....................    6.64%     6.57%      6.20%       6.39%      6.62%      7.32%      8.41%      7.63%
Ratio of Net Investment Income to
    Average Net Assets prior to Expense
    Limitation.............................    6.64%     6.57%      6.15%       6.21%      6.27%      6.62%      7.41%      7.16%
Portfolio Turnover Rate....................     145%      219%       198%        241%        95%        38%        --         --

-------------------------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                                                        Money Market Series
                                            -------------------------------------------------------------------------------------
                                                                                                                       7/28/88(1)
                                                                           Year Ended                                   through
                                            12/31/95  12/31/94  12/31/93    12/31/92   12/31/91   12/31/90   12/31/89   12/31/88

Net Asset Value, Beginning of Period....... $10.0000  $10.0000  $10.0000    $10.0000   $10.0000   $10.0000   $10.0000   $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income......................   0.5349    0.3614    0.2451      0.3202     0.5443     0.7306     0.8288     0.3195
Net Gains (Losses) on Securities
          (both realized and unrealized)...     none      none      none        none       none       none       none       none
                                            --------  --------  --------    --------   --------   --------   --------   --------
    Total From Investment Operations.......   0.5349    0.3614    0.2451      0.3202     0.5443     0.7306     0.8288     0.3195
                                            --------  --------  --------    --------   --------   --------   --------   --------

Less Distributions
------------------
Dividends (from net investment income).....  (0.5349)  (0.3614)  (0.2451)    (0.3202)   (0.5443)   (0.7306)   (0.8288)   (0.3195)
Distributions (from capital gains).........     none      none      none        none       none       none       none       none
Returns of Capital.........................     none      none      none        none       none       none       none       none
                                            --------  --------  --------    --------   --------   --------   --------   --------
    Total Distributions....................  (0.5349)  (0.3614)  (0.2451)    (0.3202)   (0.5443)   (0.7306)   (0.8288)   (0.3195)
                                            --------  --------  --------    --------   --------   --------   --------   --------
Net Asset Value, End of Period............. $10.0000  $10.0000  $10.0000    $10.0000   $10.0000   $10.0000   $10.0000   $10.0000
                                            ========  ========  ========    ========   ========   ========   ========   ========

--------------------------------------

Total Return(2)............................    5.48%     3.68%     2.48%(3)    3.25%(3)   5.58%(3)   7.56%(3)   8.61%(3)   7.70%(3)
------------

--------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)..  $16,338   $20,125   $10,245      $7,774     $7,768     $8,174     $2,109       $932
Ratio of Expenses to Average Net Assets....    0.62%     0.66%     0.80%       0.80%      0.80%      0.80%      0.80%      0.80%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation............    0.62%     0.66%     0.86%       0.85%      0.99%      0.99%      2.01%      2.11%
Ratio of Net Investment Income to
    Average Net Assets.....                    5.35%     3.79%     2.44%       3.21%      5.45%      7.25%      8.26%      7.50%
Ratio of Net Investment Income
    to Average Net Assets prior to Expense
    Limitation.............................    5.35%     3.79%     2.38%       3.16%      5.26%      7.05%      7.05%      6.19%
Portfolio Turnover Rate....................      --        --        --          --         --         --         --         --

--------------------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                                                                  Growth Series
                                                          --------------------------------------------------------------
                                                                                                              7/12/91(1)
                                                                             Year Ended                        through
                                                          12/31/95     12/31/94    12/31/93       12/31/92     12/31/91

Net Asset Value, Beginning of Period..................... $11.7500     $12.2400     $11.1200      $11.0300     $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income....................................   0.0720       0.0694       0.0558        0.0225       0.0098
Net Gains (Losses) on Securities
          (both realized and unrealized).................   3.3780      (0.4994)      1.2142        0.1975       1.0202
                                                          --------     --------     --------      --------     --------
    Total From Investment Operations.....................   3.4500      (0.4300)      1.2700        0.2200       1.0300
                                                          --------     --------     --------      --------     --------

Less Distributions
------------------
Dividends (from net investment income)...................  (0.0700)     (0.0600)     (0.0200)      (0.0100)        none
Distributions (from capital gains).......................     none         none      (0.1300)      (0.1200)        none
Returns of Capital.......................................     none         none         none          none         none
                                                          --------     --------     --------      --------     --------
    Total Distributions..................................  (0.0700)     (0.0600)     (0.1500)      (0.1300)        none
                                                          --------     --------     --------      --------     --------
Net Asset Value, End of Period........................... $15.1300     $11.7500     $12.2400      $11.1200     $11.0300
                                                          ========     ========     ========      ========     ========

--------------------------------------

Total Return(2)..........................................   29.53%(3)    (3.54%)(3)   11.56%(3)      1.99%(3)    21.60%
------------

--------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)................  $58,123      $39,344      $33,180       $14,251       $6,950
Ratio of Expenses to Average Net Assets..................    0.80%        0.80%        0.80%         0.98%        1.94%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation..........................    0.85%        0.88%        1.00%         1.25%        1.94%
Ratio of Net Investment Income to Average Net Assets.....    0.61%        0.64%        0.67%         0.28%        0.33%
Ratio of Net Investment Income to Average Net Assets
    prior to Expense Limitation..........................    0.56%        0.56%        0.47%         0.01%        0.33%
Portfolio Turnover Rate..................................      73%          43%          57%           52%          40%

--------------------------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                                                       Multiple Strategy Series
                                            ---------------------------------------------------------------------------------------
                                                                                                                         7/28/88(1)
                                                                             Year Ended                                    through
                                            12/31/95   12/31/94   12/31/93    12/31/92   12/31/91   12/31/90   12/31/89   12/31/88

Net Asset Value, Beginning of Period....... $12.6800   $13.3300   $13.5500    $12.9800   $10.8400   $11.8000   $10.1600   $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income......................   0.5088     0.4373     0.3280      0.4572     1.0824     0.3411     0.1302     0.0638
Net Gains (Losses) on Securities
          (both realized and unrealized)...   2.7612    (0.4473)    0.6920      1.2328     1.6676    (0.3911)    1.5498     0.0962
                                            --------   --------   --------    --------   --------   --------   --------   --------
    Total From Investment Operations.......   3.2700    (0.0100)    1.0200      1.6900     2.7500    (0.0500)    1.6800     0.1600
                                            --------   --------   --------    --------   --------   --------   --------   --------
Less Distributions
------------------
Dividends (from net investment income).....  (0.4500)   (0.3400)   (0.4600)    (1.0600)   (0.3500)   (0.2700)   (0.0400)      none
Distributions (from capital gains).........     none    (0.3000)   (0.7800)    (0.0600)   (0.2600)   (0.6400)      none       none
Returns of Capital.........................     none       none       none        none       none       none       none       none
                                            --------   --------   --------    --------   --------   --------   --------   --------
    Total Distributions....................  (0.4500)   (0.6400)   (1.2400)    (1.1200)   (0.6100)   (0.9100)   (0.0400)      none
                                            --------   --------   --------    --------   --------   --------   --------   --------
Net Asset Value, End of Period............. $15.5000   $12.6800   $13.3300    $13.5500   $12.9800   $10.8400   $11.8000   $10.1600
                                            ========   ========   ========    ========   ========   ========   ========   ========

--------------------------------------

Total Return(2)............................   26.58%     (0.15%)     8.18%(3)   13.85%(3)  26.58%     (0.18%)    16.60%      3.77%
------------

--------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)..  $63,215    $47,731    $37,235     $15,150    $12,138     $6,137     $3,182       $151
Ratio of Expenses to Average Net Assets....    0.69%      0.70%      0.80%       0.86%      1.03%      1.35%      1.99%        (4)
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation............    0.69%      0.70%      0.89%       0.94%      1.03%      1.35%      1.99%        (4)
Ratio of Net Investment Income to
    Average Net Assets.....................    3.75%      3.71%      3.33%       3.60%     11.35%      3.84%      2.22%        (4)
Ratio of Net Investment Income to
    Average Net Assets prior to Expense
    Limitation.............................    3.75%      3.71%      3.24%       3.52%     11.35%      3.84%      2.22%        (4)
Portfolio Turnover Rate....................     106%       140%       162%        202%     1,010%       210%       132%        (4)

-------------------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.
(4) The ratios of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.

                                                        International Equity Series                     Value Series
                                                --------------------------------------------    -------------------------------
                                                                                 10/29/92(1)                        12/27/93(1)
                                                          Year Ended               through           Year Ended       through
                                                12/31/95   12/31/94    12/31/93   12/31/92      12/31/95   12/31/94   12/31/93

Net Asset Value, Beginning of Period..........  $11.8400   $11.6200    $10.0300   $10.0000      $10.2900   $10.2100   $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income.........................    0.4194     0.2198      0.0523     0.0153        0.1918     0.1481       none
Net Gains (Losses) on Securities
          (both realized and unrealized)......    1.1906     0.0802      1.5477     0.0147        2.2082    (0.0681)    0.2100
                                                --------   --------    --------   --------      --------   --------   --------
    Total From Investment Operations..........    1.6100     0.3000      1.6000     0.0300        2.4000     0.0800     0.2100
                                                --------   --------    --------   --------      --------   --------   --------

Less Distributions
------------------
Dividends (from net investment income)........   (0.2400)   (0.0700)    (0.0100)      none       (0.1500)      none       none
Distributions (from capital gains)............   (0.0900)   (0.0100)       none       none       (0.0700)      none       none
Returns of Capital............................      none       none        none       none          none       none       none
                                                --------   --------    --------   --------      --------   --------   --------
    Total Distributions.......................   (0.3300)   (0.0800)    (0.0100)      none       (0.2200)      none       none
                                                --------   --------    --------   --------      --------   --------   --------
Net Asset Value, End of Period................  $13.1200   $11.8400    $11.6200   $10.0300      $12.4700   $10.2900   $10.2100
                                                ========   ========    ========   ========      ========   ========   ========

--------------------------------------

Total Return(2)...............................    13.98%(3)   2.57%(3)   15.97%(3)   1.73%(3)     23.85%(3)   0.78%(3)   2.10%(3)
------------

--------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted).....   $81,548    $57,649     $16,664       $177       $11,929     $6,291       $210
Ratio of Expenses to Average Net Assets.......     0.80%      0.80%       0.80%        (4)         0.80%      0.80%        (4)
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation...............     0.89%      1.01%       1.85%        (4)         0.96%      1.41%        (4)
Ratio of Net Investment Income to
    Average Net Assets........................     3.69%      2.63%       1.85%        (4)         2.13%      2.62%        (4)
Ratio of Net Investment Income to
    Average Net Assets prior to Expense
    Limitation................................     3.60%      2.42%       0.80%        (4)         1.97%      2.01%        (4)
Portfolio Turnover Rate.......................       19%        13%          9%        (4)           71%        26%        (4)

                                                         Emerging Growth Series
                                                ---------------------------------------
                                                                            12/27/93(1)
                                                        Year Ended           through
                                                12/31/95       12/31/94      12/31/93

Net Asset Value, Beginning of Period..........  $10.1600       $10.2000       $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income.........................    0.0976         0.0791           none
Net Gains (Losses) on Securities
          (both realized and unrealized)......    3.8524        (0.1191)        0.2000
                                                --------       --------       --------
    Total From Investment Operations..........    3.9500        (0.0400)        0.2000
                                                --------       --------       --------

Less Distributions
------------------
Dividends (from net investment income)........   (0.0900)          none           none
Distributions (from capital gains)............      none           none           none
Returns of Capital............................      none           none           none
                                                --------       --------       --------
    Total Distributions.......................   (0.0900)          none           none
                                                --------       --------       --------
Net Asset Value, End of Period................  $14.0200       $10.1600       $10.2000
                                                ========       ========       ========

--------------------------------------

Total Return(2)...............................    39.21%(3)      (0.39%)(3)      2.00%(3)
------------

--------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted).....   $20,510         $7,087           $204
Ratio of Expenses to Average Net Assets.......     0.80%          0.80%            (4)
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation...............     0.96%          1.47%            (4)
Ratio of Net Investment Income to
    Average Net Assets........................     1.03%          1.63%            (4)
Ratio of Net Investment Income to
    Average Net Assets prior to Expense
    Limitation................................     0.87%          0.96%            (4)
Portfolio Turnover Rate.......................       76%            59%            (4)

-----------
(1) Date of initial public offering; total return has been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.
(4) The ratios of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.

INVESTMENT OBJECTIVES AND
POLICIES

INTRODUCTION

      The Fund, a corporation organized in Maryland on February 19, 1987, is a diversified, open-end management investment company offering ten Series of shares. The initial public offering of the Growth Series was July 2, 1991 and the International Equity Series commenced operations on October 29, 1992. The Value Series and the Emerging Growth Series commenced operations on December 27, 1993. The Global Bond Series was first publicly offered on May 1, 1996.

      Each Series' investment objective is a fundamental policy and cannot be changed without approval by the holders of a "majority" of that Series' outstanding shares, as defined in the 1940 Act. Although each Series will constantly strive to attain its objective, there can be no assurance that it will be attained. In addition to the objective and investment techniques described below for each Series, see Other Considerations for investment techniques available to various Series of the Fund. Part B provides more information on the Series' investment policies and restrictions.

EQUITY/INCOME SERIES
      The objective of the Equity/Income Series is to seek to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. The Series seeks to provide shareholders with a current return while allowing them to participate in the capital gains potential associated with equity investments.

Investment Strategy
      The Series generally invests in common stocks and income-producing securities that are convertible into common stocks. The portfolio manager looks for securities having a better dividend yield than the average of the Standard & Poor's ("S&P") 500 Stock Index, as well as capital gains potential.
      All available types of appropriate securities are under continuous study. The Series may invest in all classes of securities, bonds and preferred and common stocks in any proportion deemed prudent under existing market and economic conditions. In seeking to obtain its objective, the Series may hold securities for any period of time. For temporary, defensive purposes, the Series may hold a substantial portion of its assets in cash or short-term obligations.
      Income-producing convertible securities include preferred stock and debentures that pay a stated or variable interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Series to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates, as well as factors affecting the market value of the underlying common stock.
      The Series may be suitable for the patient investor interested in long-term growth. The investor should be willing to accept the risks associated with investments in common stocks and income-producing securities, including those that are convertible into common stocks. The Series is suitable for investors who want a current return with the possibility of capital appreciation. Naturally, the Series cannot assure a specific rate of return or that principal will be protected. The value of the Series' shares can be expected to fluctuate depending upon market conditions. However, through the cautious selection and supervision of its portfolio, the Series will strive to achieve its objective of long-term growth through both income and capital appreciation without undue risk to principal.

HIGH YIELD SERIES
      The objective of the High Yield Series is to seek the highest current income which Delaware Management believes is consistent with prudent investment management. The strategy is to invest primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Series will invest at least 80% of its assets at the time of purchase in:
      (1) Corporate Bonds. The Series will invest in both rated and unrated bonds. See Appendix A to this Prospectus for information concerning ratings. Unrated bonds may be more speculative in nature than rated bonds;
      (2) Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and
      (3) Commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's").

Investment Strategy
      The Series expects to invest at least 80% of its assets in securities of the types described above. The Series must invest the remaining assets, if any, in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or short-term obligations. In the long run, the Series' assets are expected to be invested primarily in unrated corporate bonds and bonds rated BBB or lower by S&P.

Risk Factors
      The assets of the High Yield Series may be invested primarily in bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. See Appendix A to this Prospectus for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Series. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this Prospectus, those risks include the following:

Youth and Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Series' net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in the Series' net asset value.

Redemptions. If, as a result of volatility in the high-yield market or other factors, the Series experiences substantial net redemptions of the Series' shares for a sustained period of time (i.e., more shares of the Series are redeemed than are purchased), the Series may be required to sell securities without regard to the investment merits of the securities to be sold. If the Series sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Series will decrease and the Series' expense ratio may increase.

Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on the Series' ability to dispose of particular issues, when necessary, to meet the Series' liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Series' privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Series to attain its investment objective.

Zero Coupon Bonds and Pay-in-Kind Bonds. Although the Series does not generally purchase a substantial amount of zero coupon bonds or pay-in-kind ("PIK") bonds, from time to time the Fund may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Series. For example, the Series accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Series may not receive the cash associated with this income until the bonds are sold or mature. If the Series did not have sufficient cash to make the required distribution of accrued income, the Series could be required to sell other securities in its portfolio or to borrow to generate the cash required.

CAPITAL RESERVES SERIES
      The Capital Reserves Series' objective is to seek a high stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. The Series intends to achieve its objective by investing its assets in a diversified portfolio of short- and intermediate-term securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, instruments secured by such securities and investment grade corporate notes, bonds and other debt securities. See Diversification.
      The Series is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. The Series is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time.

Investment Strategy
      The Series will attempt to provide investors with yields higher than those available in money market vehicles by extending its portfolio maturities.

Maturity Restrictions
      The Series seeks to reduce the effects of interest rate volatility on principal by normally maintaining the average weighted maturity of the Series' portfolio within the five- to seven-year range and not in excess of ten years. The decision to position the portfolio at any point within this permissible maturity range will be guided by Delaware Management's perception of the direction of interest rates and the risks in the fixed income markets, generally. If, in Delaware Management's judgment, interest rates are relatively high and borrowing requirements in the economy are weakening, the manager, generally, will extend the average weighted maturity of the Series. Conversely, if, in its judgment, interest rates are relatively low and borrowing requirements appear to be strengthening, it, generally, will shorten the average weighted maturity. Delaware Management has the ability to purchase individual securities with a remaining maturity of up to 15 years.

Quality Restrictions
      The Series will invest in:
      (1) securities issued or guaranteed by the U.S. Government (e.g., Treasury Bills and Notes), its agencies (e.g., Federal Housing Administration) or instrumentalities (e.g., Federal Home Loan Bank) or government-sponsored corporations (e.g., Federal National Mortgage Association) and repurchase agreements collateralized by such securities;
      (2) corporate notes, bonds and other debt securities rated investment grade (e.g., BBB or better by S&P or Baa or better by Moody's) or, if unrated, those securities considered to be of comparable quality by Delaware Management;
      (3) mortgage-backed securities, i.e., bonds collateralized by mortgage-backed pass-through securities such as GNMA, FNMA and FHLMC, rated investment grade (e.g., BBB or better by S&P or Baa or better by Moody's) or, if unrated, those securities considered to be of comparable quality by Delaware Management. See Other Considerations - Mortgage-Backed Securities;
      (4) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars;
      (5) commercial paper of companies rated P-1 or P-2 by Moody's and/or A-1 or A-2 by S&P; and
      (6) asset-backed securities, i.e., securities backed by assets such as home equity loans and credit card receivables rated AAA by S&P or Aaa by Moody's. See Other Considerations - Asset-Backed Securities.

      Debt securities rated in the fourth category of investment grade (e.g., BBB by S&P or Baa by Moody's) may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity by issuers of such debt to make principal and interest payments than is the case with higher rated debt. To the extent that the rating of a corporate debt security held by the Series falls below such fourth grade or Delaware Management determines that an unrated security no longer is of comparable quality, the Series, as soon as practicable, will dispose of such security, unless such disposal, in the judgment of Delaware Management, would be detrimental to the Series in light of then prevailing market conditions.
      The Series may be suitable for the individual who wants relatively stable and high income flow and the security associated with a portfolio of U.S. Government- (or agency-) backed and other investment grade investments. The investor should be willing to accept the risks associated with investing in these securities. The types of securities in which the Series invests is subject to fluctuations in net asset value, as well as yield. Therefore, the Series may not be suitable for people whose overriding objective is stability of principal. The market value of fixed income securities generally is affected by changes in the level of interest rates. When interest rates rise, the share value will tend to fall, and when interest rates fall, the share value will tend to rise.
      As noted above, the Series will invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain corporations sponsored or established by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association (GNMA), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association (FNMA), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation (FHLMC), are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.
      Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

      An instrumentality of the U.S. Government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Associations.

MONEY MARKET SERIES
      As a money market fund, this Series' objective is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing at least 80% of its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant $10 per share value. While the Series will make every effort to maintain a fixed net asset value of $10 per share, there can be no assurance that this objective will be achieved.

Quality Restrictions
      The Series limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply.
      The Series' investments include securities issued or guaranteed by the U.S. Government (e.g., Treasury Bills and Notes) or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). The Series may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Series also may purchase commercial paper and other corporate obligations; if such a security or, as relevant, its issuer, is considered to be rated, at the time of the proposed purchase, it or, as relevant, its issuer, must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A of Part B describes the ratings of S&P, Moody's, Duff and Phelps, Inc. and Fitch Investors Service, Inc., four of the better-known statistical rating organizations.

Maturity Restrictions
      The Series maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

Investment Techniques
      The Series intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.
      If there were a national credit crisis, an issuer were to become insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

GROWTH SERIES
      The objective of the Series is long-term capital appreciation. The Series' strategy is to invest primarily in common stocks that, in the judgment of Delaware Management, are of superior quality and in securities that are convertible into such common stocks.

Investment Strategy
      The Series will attempt to achieve its objective by purchasing securities issued by companies whose earnings Delaware Management believes will grow more rapidly than the average of those listed in the S&P 500 Stock Index. Delaware Management's emphasis will be on the securities of companies that, in its judgment, have the characteristics supporting such earnings growth. This judgment will be based on, among other things, the financial strength of the company, the expertise of its management, the growth potential of the company within the industry and the growth potential of the industry itself. The focus will be on those securities of companies Delaware Management believes have established themselves within their industry while maintaining growth potential.
      While management believes its objective may best be achieved by investing in common stock, the Series may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stock, bonds and foreign securities. Any specific investment will be dependent upon the judgment of Delaware Management. Investments may be held for any period of time.
      The Series may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.
      Should the market warrant a temporary, defensive approach, the Series may also invest in fixed income obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as corporate bonds of investment quality rated Baa or above by Moody's or BBB or above by S&P.
      The Series may be suitable for the patient investor interested in long-term capital appreciation. Providing current income is not an objective of the Series and any income produced is expected to be minimal. The investor should be willing to accept the risks associated with investments in domestic and international securities. Ownership of Series shares reduces the bookkeeping and administrative inconveniences connected with direct purchases of these securities. Because the net asset value may fluctuate at times in response to market conditions, the Series is not appropriate for a short-term investor.

MULTIPLE STRATEGY SERIES
      The Multiple Strategy Series seeks to provide a balance of capital appreciation, income and preservation of capital by strategically allocating its assets among fixed income and equity securities, that, in the judgment of Delaware Management, are believed to have the best potential for achieving the Series' objective.

Investment Strategy
      The Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series will generally invest at least 25% of its assets in fixed income securities, including U.S. Government securities and corporate bonds. The balance of the portfolio will be allocated to equity securities principally, including convertible securities, and also to cash and cash equivalents. If the Series invested in convertible securities, the value of the convertible security would be allocated to its fixed income component and its conversion rights component for purposes of the 25% fixed income allocation.
      The Series uses a dividend-oriented valuation strategy to select individual securities in which it will invest. In seeking capital appreciation, the Series invests primarily in common stocks of established companies believed to have a potential for long-term capital growth. In seeking current income and preservation of capital, in addition to capital appreciation, the Series invests in various types of fixed income securities, including U.S. Government and government agency securities and corporate bonds. The Series intends to invest in bonds that are rated in the top four grades by a nationally-recognized rating agency (i.e., Moody's or S&P) at the time of purchase, or, if unrated, are determined to be equivalent to the top four grades in the judgment of Delaware Management. The fourth grade is considered medium grade and may have some speculative characteristics. To the extent that the rating of a security held by the Series falls below the fourth grade or Delaware Management determines that an unrated security no longer is of comparable quality, the Series, as soon as practicable, will dispose of such security, unless such disposal, in the judgment of Delaware Management, would be detrimental in light of then prevailing market conditions. Typically, the maturity of the bonds will range between five and 30 years. The Series may not concentrate investments in any industry, which means not investing more than 25% of its assets in any one industry.
      The Series may invest in shares or convertible bonds issued by real estate investment trusts ("REITS"). REITS invest primarily in income producing real estate as well as real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. The Series anticipates investing only in REITS that invest the majority of their assets directly in real property and derive their income primarily from rents, which are known as "equity REITS." Equity REITS can also realize capital gains by selling properties that have appreciated in value.
      In pursuing its investment objective, the Series may hold securities for any period of time. For temporary, defensive purposes, the Series may hold a substantial portion of its assets in cash or short-term obligations, including repurchase agreements.
      The Series may be suitable for the patient investor interested in long-term capital appreciation. The investor should be willing to accept the risks associated with investments in equity and fixed income securities.
      The value of the Series' shares can be expected to fluctuate depending upon market conditions and, thus, an investment in the Series may not be appropriate for a short-term investor. Investment results of the Series will be affected by the ability of Delaware Management to anticipate changes in economic and market conditions and, consequently, there can be no assurance that the Series' investment objective will be realized.

INTERNATIONAL EQUITY SERIES
      The objective of the International Equity Series is to achieve long-term growth without undue risk to principal. The Series seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. The Series is an international fund. As such, it may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of the Series' assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). The Series will operate as a diversified fund for purposes of the 1940 Act.

Investment Strategy
      The Series will attempt to achieve its objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar.
      With a dividend discount analysis, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Delaware International uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. The Series may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts.
      While the Series may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Series may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong, and Singapore/Malaysia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Series may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.
      For temporary, defensive purposes, the Series may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government, or issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's or, if unrated, will be determined to be of comparable quality by Delaware International. For example, the Series may enter the global fixed income markets when Delaware International believes that the global equity markets are excessively volatile or overvalued so that the Series' objective cannot be achieved in such markets. In addition, the Series may invest in the U.S. fixed income markets for temporary, defensive purposes when Delaware International believes that the international equity and fixed income markets are evidencing such excessive volatility or overvaluation. The Series may also invest in the securities listed for defensive investing pending investment of proceeds from new sales of Series shares and to maintain sufficient cash to meet redemption requests.

      The Series may be suitable for the patient investor interested in long-term growth through investments that provide the potential for capital appreciation and income. The investor should be willing to accept the risks associated with investments in foreign equity securities in which the Series may invest, as well as the special investment techniques in which the Series may engage. Naturally, the Series cannot assure a specific rate of return or that principal will be protected. The value of the Series' shares can be expected to fluctuate depending upon market conditions. However, through the cautious selection and supervision of its portfolio, the Series will strive to achieve its objective of long-term growth. See Special Risk Considerations.

Foreign Currency Transactions
      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Series will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Series may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Series will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.
      The Series may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Series will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.
      When the Series' investment manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Series may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Series' securities denominated in such foreign currency.
      The Series will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' securities or other assets denominated in that currency.

      At the maturity of a forward contract, the Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Series may realize a gain or loss from currency transactions.
      The Series also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Series and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Series will be covered, which means that the Series will own the underlying foreign currency. With respect to put options on foreign currency written by the Series, the Series will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Series will be required to pay upon exercise of the put. See Special Risk Considerations.

Futures Contracts and Options on Futures
Contracts
      The Series may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. The principal purpose of the purchase or sale of futures contracts for the Series is to protect the Series against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Series' portfolio securities or adversely affect the prices of securities which the Series intends to purchase at a later date without actually buying or selling such securities. See Other Considerations - Futures Contracts and Options on Futures Contracts and Special Risk Considerations.

VALUE SERIES
      The objective of the Series is capital appreciation. The strategy will be to invest primarily in common stocks and issues convertible into common stocks which, in the opinion of Delaware Management, have market values which appear low relative to their underlying value or future earnings and growth potential.
      Securities will be purchased that Delaware Management believes to be undervalued in relation to asset value or long-term earning power of the companies. Delaware Management may also invest in securities of companies where current or anticipated favorable changes within a company provide an opportunity for capital appreciation. Delaware Management's emphasis will be on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.
      Delaware Management will consider the financial strength of the company, the nature of its management and any developments affecting the security, the company or the industry. Securities may be out of favor due to a variety of factors, such as lack of an institutional following, or unfavorable developments affecting the issuer of the securities, such as poor earning reports, dividend reductions or cyclical economic or business conditions. Other securities considered by Delaware Management would include those of companies where current or anticipated favorable changes such as a new product or service, technological breakthrough, management change, projected takeovers, changes in capitalization or redefinition of future corporate operations provide an opportunity for capital appreciation. Delaware Management will also consider securities where trading patterns suggest that significant positions are being accumulated by officers of the company, outside investors or the company itself. Delaware

Management feels it may uncover situations where those who have a vested interest in the company feel the securities are undervalued and have appreciation potential.
      Although the Series will constantly strive to attain the objective of long-term growth, there can be no assurance that it will be attained. If Delaware Management believes that market conditions warrant, the Series may employ options strategies. Also, on a temporary, defensive basis, Delaware Management may invest in fixed income obligations. The objective of the Series may not be changed without shareholder approval.

Investment Strategy
      While management believes that the Series' objective may best be attained by investing in common stocks, the Series may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities. Although it is expected to receive relatively less emphasis, the Series may also invest in fixed income securities without regard to a minimum grade level in pursuit of its objective where there are favorable changes in a company's earnings or growth potential or where general economic conditions and the interest rate environment provide an opportunity for declining interest rates and consequent appreciation in these securities. The strategies employed are dependent upon the judgment of Delaware Management.
      In investing for capital appreciation, the Series may hold securities for any period of time. The degree of portfolio activity will affect brokerage costs of the Series.
      Should the market warrant a temporary, defensive approach, the Series may also invest in fixed income obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as money market instruments, and corporate bonds rated A or above by Moody's or S&P.
      The Series may write covered call options on individual issues as well as write call options on stock indices. The Series may also purchase put options on individual issues and on stock indices. Delaware Management will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Series' portfolio as well as the price movement of individual securities. The Series does not currently intend to write or purchase stock index options.
      While there is no limit on the amount of the Series' assets which may be invested in covered call options, the Series will not invest more than 2% of its net assets in put options. The Series will only use Exchange-traded options. See Other Considerations - Options, below.
      The Series may enter into futures contracts and buy and sell options on futures contracts relating to securities, securities indices or interest rates. See Other Considerations - Futures Contracts and Options on Futures Contracts, below.

Risk Factors
      The Series may be suitable for the patient investor interested in long-term capital appreciation. The investor should be willing to accept the risks associated with investments in domestic and international securities (and currency hedging transactions in connection therewith), as these investments may be speculative and subject the Series to an additional risk. See Foreign

Securities and Foreign Currency Transactions under Other Considerations. Investing in a company temporarily out of favor may involve the risk that the anticipated favorable change may not occur and, as a result, that security may decline in value or not appreciate as expected. Although it will receive relatively minor emphasis in pursuit of its objective, the Series may also purchase, at times, lower rated or unrated corporate bonds without regard to a grade minimum, which may be considered speculative and may increase the portfolio's credit risk. Although the Series will not ordinarily purchase bonds rated below B by Moody's or S&P (i.e., high-yield, high-risk fixed income securities), it may do so if Delaware Management believes that capital appreciation is likely. The Series will not invest more than 25% of its net assets in bonds rated below B. Investing in such lower rated debt securities may involve certain risks not typically associated with higher rated securities. Such bonds are considered very speculative and may possibly be in default or have interest payments in arrears. See High Yield Series for additional information on the risks associated with such securities.
      Net asset value may fluctuate at times in response to market conditions and, as a result, the Series is not appropriate for a short-term investor.
      This Series is designed primarily for capital appreciation. Providing current income is not an objective of the Series. Any income produced is expected to be minimal.

EMERGING GROWTH SERIES

Investment Strategy
      The objective of the Series is long-term capital appreciation. The strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of Delaware Management, are responsive to changes within the marketplace and have the fundamental characteristics to support growth.
      The Series will seek to identify changing and dominant trends within the economy, the political arena and our society. The Series will purchase securities which it believes will benefit from these trends and which have the fundamentals to exploit them. The fundamentals include managerial skills, product development and sales and earnings.
      In investing for capital appreciation, the Series may hold securities for any period of time. The Series may invest in repurchase agreements, but will not normally do so except to invest excess cash balances. The Series may also invest in foreign securities.
      The Series may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration.
      Income is not an objective of the Series. However, should the market warrant a temporary defensive approach, the Series may also invest in cash equivalents, and fixed income obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as corporate bonds.
      Although the Series will constantly strive to attain the objective of long-term capital growth, there can be no assurance that it will be attained. The objective of the Series may not be changed without shareholder approval. Part B provides more information on the Series' investment policies and restrictions.

      The Series may be suitable for the patient investor interested in long-term capital appreciation. The prices of common stock, especially those of smaller companies, tend to fluctuate, particularly in the short-term. The investor should be willing to accept the risks associated with investments in growth-oriented securities, some of which may be speculative and subject the Series to an additional risk.
      Net asset value may fluctuate in response to market conditions and, as a result, the Series is not appropriate for a short-term investor.
      This Series is designed primarily for capital appreciation. Providing current income is not an objective of the Series. Any income produced is expected to be minimal. An investor should not consider a purchase of Series shares as equivalent to a complete investment program.
      For hedging purposes, the Series may engage in options activity and enter into futures contracts and options on futures contracts. For a discussion on these instruments, see Other Considerations - Options and Other Considerations - Futures Contracts and Options on Futures Contracts.

GLOBAL BOND SERIES
      The objective of the Global Bond Series is to achieve current income consistent with the preservation of investors' principal. The Fund seeks to achieve this objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Series is a global fund. Under normal circumstances, at least 65% of the Series' assets will be invested in the fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Series may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. For purposes of the 1940 Act, the Global Bond Series will operate as a nondiversified fund.

Investment Strategy
      The Series will attempt to achieve its objective by investing at least 65% of its assets in a broad range of fixed income securities, including foreign and U.S. Government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's, or if unrated, are deemed to be of comparable quality by Delaware International. The Series may also invest in zero coupon bonds and in the debt securities of supranational entities denominated in any currency. Generally, the value of fixed income securities moves inversely to the movement of market interest rates. The value of the Series' portfolio securities and, thus, an investor's shares will be affected by changes in such rates.
      Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Series currently anticipates that a large percentage of its assets will be invested in U.S. and foreign government securities and securities of supranational entities.

      With respect to U.S. Government securities, the Series may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. Government which are available for purchase by the Series include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others.
      With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Series will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by Delaware International to be of comparable quality.
      From time to time, the Series may find opportunities to pursue its objective outside of the fixed income markets, but in no event will such investments exceed 5% of the Series' net assets.
      The Series may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts. While the Series may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Series may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Series may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

      The Series may invest in restricted securities, including Rule 144A Securities. See Liquidity and Rule 144A Securities. The Series may invest no more than 10% of the value of its net assets in illiquid securities. The Series will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.

      It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, Delaware International anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if Delaware International anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

Interest Rate Swaps
      In order to attempt to protect the Series' investments from interest rate fluctuations, the Series may engage in interest rate swaps. The Series intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Series with another party of their respective rights to receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if the Series holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Series from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.
      The Series may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Series receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging the Series' investments, Delaware International and the Series believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Series' obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If the Series enters into an interest rate swap on other than a net basis, the Series would maintain a segregated account in the full amount accrued on a daily basis of the Series' obligations with respect to the swap. See Other Considerations - Foreign Securities and Foreign Currency Transactions and Special Risk Considerations below.

OTHER CONSIDERATIONS

When-Issued Securities
      Consistent with their respective objectives, each Series may invest in U.S. Government securities and corporate debt obligations on a when-issued basis ("when-issued securities"). These securities involve commitments to buy a new issue with settlement up to 60 days later. The average settlement date for when-issued securities purchased by the Series is generally between 30 and 45 days. During the time between the commitment and settlement, the Series do not accrue interest, but the market value of the bonds may fluctuate. This can result in a Series' share value increasing or decreasing. The Series will not ordinarily sell when-issued securities prior to settlement. If a Series invests in securities of this type, it will maintain a segregated account to pay for them and mark the account to market daily.

Mortgage-Backed Securities
      The Capital Reserves and Multiple Strategy Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).
      CMOs are debt securities issued by U.S. Government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

      REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.
      CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Series will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

Asset-Backed Securities
      The Capital Reserves, Multiple Strategy and Money Market Series may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Series may invest in these and other types of asset-backed securities that may be developed in the future. It is the Series' current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.
      The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. See Mortgage-Backed Securities above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.

Foreign Securities and Foreign Currency
Transactions
      As noted above, the International Equity Series intends to invest its assets primarily in securities of foreign issuers and the Global Bond Series will invest at least 65% of its assets in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Each of the other Series may invest up to 25% of its assets in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside the United States. In connection with investments in foreign securities, a Series may, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Series will engage in these foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Investing in foreign securities and, in conjunction therewith, engaging in foreign currency transactions present special considerations not presented by investments in securities issued by United States companies. See Foreign Currency Transactions under International Equity Series and Special Risk Considerations for a discussion of these considerations.

Options
      To achieve the Series' objectives, the Series, except for the Money Market Series, intend to use certain hedging techniques which might not be conveniently available to individuals.
      These techniques will be used at the respective investment manager's discretion to protect a Series' principal value.
      The Series may purchase put options, write covered call options and enter into closing transactions in connection therewith in respect of securities in which they may invest. The International Equity and Global Bond Series may also purchase call options and enter into related closing transactions. In purchasing put and call options, the premium paid by the Series, plus any transaction costs, will reduce any benefit realized by the Series upon exercise of the option.
      A put option gives a Series the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Series can be protected should the market value of the security decline. However, the Series must pay a premium for this right, whether it exercises it or not.
      A covered call option obligates a Series to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Series receives premium income, which may offset the cost of purchasing put options. However, the Series may lose the potential market appreciation of the security if the respective investment manager's judgment is wrong and interest rates fall.
      A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed upon date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy.
      Closing transactions essentially let a Series offset a put option or call option prior to its exercise or expiration. If it cannot effect a closing transaction, it may have to hold a security it would otherwise sell with a potential decline in net asset value, or deliver a security it might want to hold.
      Each Series, other than the International Equity and Global Bond Series, will use Exchange-traded options, but reserve the right to use over-the-counter options upon written notice to shareholders. The International Equity and Global Bond Series may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The International Equity and Global Bond Series will only invest in such options to the extent consistent with its 10% limit on investments in illiquid securities.

      The Growth, International Equity, Value, Emerging Growth and Global Bond Series also may write call options and purchase put options on stock indices and enter into closing transactions in connection therewith. The International Equity and Global Bond Series also may purchase call options on stock indices and enter into closing transactions in connection therewith. No Series will engage in transactions on stock indices for speculative purposes. Writing or purchasing a call option on stock indices is similar to the writing or purchasing of a call option on an individual stock. Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Stock indices used will include, but will not be limited to, the S&P 100 and the S&P Over-the-Counter 250. The ability to hedge effectively using options on stock indices will depend on the degree to which price movements in the underlying index correlate with price movements in the portfolio securities of, as the case may be, the Growth, International Equity, Value, Emerging Growth or Global Bond Series.

Futures Contracts and Options on Futures
Contracts
      For hedging purposes, each of the International Equity, Value, Emerging Growth and Global Bond Series may enter into futures contracts relating to securities, securities indices or interest rates. In addition, the International Equity and Global Bond Series may enter into futures transactions relating to foreign currency.
      A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed-income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of securities index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.
      The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."
      A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, U.S. Treasury Notes, GNMA modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indexes of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.
      A securities index or municipal bond index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a securities index. The types of indexes underlying securities index futures contracts are essentially the same as those underlying securities index options, as described above. The index underlying a municipal bond index futures contract is a broad based index of municipal securities designed to reflect movements in the municipal securities market as a whole. The index assigns weighted values to the securities included in the index and its composition is changed periodically.
      Each Series may also purchase and write options on the types of futures contracts that Series could invest in.
      A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position in, the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation market deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.
      A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.
      An option, whether based on a futures contract, a securities index, a security or foreign currency, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.
      To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Series may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Series purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Series from closing out its positions relating to futures.

Borrowings
      Each Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Series will not borrow money in excess of one-third of the value of their net assets. See Part B for additional possible restrictions on borrowing. The Series have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Series' net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Series shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of their borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. Except for the International Equity and Global Bond Series, no Series will pledge more than 15% of their net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. The International Equity and Global Bond Series will not pledge more than 10% of their net assets or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Series has an outstanding borrowing.

Repurchase Agreements
      The Series may also use repurchase agreements which are at least 100% collateralized by U.S. Government securities except that the International Equity and Global Bond Series may accept as collateral any securities in which such Series may invest. Each Series may enter into repurchase agreements with broker/dealers or banks which are deemed creditworthy by the respective investment manager under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Series) acquires ownership of a security and the seller agrees to repurchase the security at a future time and set price, thereby determining the yield during the purchaser's holding period. The value of the securities subject to the repurchase agreement is marked to market daily. In the event of a bankruptcy or other default of the seller, the Series could experience delays and expenses in liquidating the underlying securities.
      The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Series may invest cash balances in joint repurchase agreements in accordance with the terms of the Order and subject to the conditions described above.

Portfolio Loan Transactions
      Each Series, except for the Money Market Series, may, from time to time, lend securities (but not in excess of 25% of its assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or short-term U.S. Government securities. While the loan is outstanding, this collateral will be maintained at all times in an account equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return of the Series.
      The major risk to which a Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Series will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

Liquidity and Rule 144A Securities
      In order to assure that each Series has sufficient liquidity, as a matter of fundamental policy, no Series may invest more than 10% of its net assets in illiquid assets. For all Series, other than the International Equity, Value, Emerging Growth and Global Bond Series, this policy shall extend to all restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") (described below), and repurchase agreements maturing in more than seven days. With respect to the International Equity, Value, Emerging Growth and Global Bond Series and subject to the following paragraphs, this policy shall not limit the acquisition of securities purchased in reliance upon Rule 144A of the Securities Act of 1933 ("1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Series. Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of a Series to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

      While maintaining oversight, the Board of Directors has delegated to the respective investment manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 10% limitation on investments in illiquid assets. The Board has instructed the managers to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

      If the respective manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the International Equity, Value, Emerging Growth or Global Bond Series' holdings of illiquid securities exceed the Series' 10% limit on investment in such securities, the respective manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Special Risk Considerations
      Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Series, nor can there be any assurance that the Series' investment objective will be attained.
      Each of the International Equity and Global Bond Series has the right to purchase securities in any foreign country, developed and underdeveloped, or emerging growth countries. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries, there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, a Series may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Series may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.
      Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors (such as the Fund) are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Series invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Series may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.
      To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Series may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Series purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Series from closing out its positions relating to futures.
      As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Series could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Series' position, the Series may forfeit the entire amount of the premium plus related transaction costs.
      With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

      It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver.

      The Global Bond Series may invest in zero coupon bonds. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Series has qualified as a regulated investment company under the Code. Accordingly, during periods when the Series receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.
      The use of interest rate swaps by the Global Bond Series involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Delaware International is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Series will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Series' risk of loss consists of the net amount of interest payments that the Series is contractually entitled to receive.
      While the Global Bond Series intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, it will not be diversified for purposes of the 1940 Act. Thus, while at least 50% of such Series' total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Series' total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Series' assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

                          *     *     *

      Each Series' investment objective, the Fund's designation as an open-end investment company, each Series' (other than the Global Bond Series) designation as a diversified fund, and each Series' policies concerning portfolio lending, borrowing and purchases of illiquid securities may not be changed unless authorized by the vote of a majority of the Series' outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of (a) 67% or more of a Series' voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy; or b) more than 50% of a Series' outstanding voting securities. Part B lists other more specific investment restrictions of the Series which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected the Series' performance during its most recently completed fiscal year appears in the Series' Annual Report. The remaining investment policies are not fundamental and may be changed by the Board of Directors of the Fund without a shareholder vote.

Diversification
      The Fund was established as the underlying investment for variable contracts issued by life companies. Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), imposes certain diversification standards on the underlying assets of variable contracts held in the Portfolios of the Fund. The Code provides that a variable contract shall not be treated as an annuity contract or life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the variable contract would result in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to distributions under the contract (e.g., withdrawals). The Code contains a safe harbor provision which provides that variable contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55 percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
      Treasury Department Regulations (Treas. Reg. Section 1.817-5) provide that a fund will be deemed to be considered adequately diversified if (i) no more than 55 percent of the value of the total assets of the fund is represented by any one investment; (ii) no more than 70 percent of such value is represented by any two investments; (iii) no more than 80 percent of such value is represented by any three investments; and (iv) no more than 90 percent of such value is represented by any four investments.
      The Technical and Miscellaneous Revenue Act of 1988 provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."
      Each Series of the Fund will be managed in such a manner as to comply with these diversification requirements.

Ratings
      Appendix A of Part B describes the ratings of S&P, Moody's, Duff and Phelps, Inc. and Fitch Investors Service, Inc., four of the better-known statistical rating organizations. Appendix A to this Prospectus includes additional information concerning the ratings of securities in the High Yield Series. The rating descriptions included in Appendix A also apply to the high-yield, high-risk securities in which the Value Series may invest.

PURCHASE AND REDEMPTION

      Shares are sold only to separate accounts of life companies at net asset value. (See Calculation of Offering Price and Net Asset Value Per Share.) Redemptions will be effected by the separate accounts at the net asset value next determined after receipt of the order to meet obligations under the variable contracts. The Money Market Series is managed to maintain a constant $10 per share net asset value although there is no assurance that this objective can be achieved. Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of Fund shares.

DIVIDENDS AND DISTRIBUTIONS

      Dividends for the High Yield, Capital Reserves, Money Market and Global Bond Series are declared daily and paid monthly on the first business day after the end of the month. Short- term capital gains distributions, if any, may be paid with the daily dividend; otherwise, any distributions from net realized securities profits normally will be distributed following the close of the fiscal year. The Fund's fiscal year ends on December 31.
      For the Equity/Income, Multiple Strategy and the International Equity Series, the Fund will make payments from the Series' net investment income quarterly. Distributions from the respective Series' net realized securities profits, if any, normally will be made following the close of the fiscal year.
      For the Growth and Value Series, the Fund will make payments from the Series' net income and net realized securities profits, if any, once a year.
      For the Emerging Growth Series, the Fund will make payments from the Series' net investment income and net realized securities profits, if any, twice a year.
      All dividends and distributions are automatically reinvested in additional Series shares.

TAXES

      The Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the Fund will not be subject to federal income tax to the extent its earnings are distributed. The Fund intends to distribute substantially all of the respective Series' net investment income and net capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Series but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them, and the Fund will inform shareholders of the amount and nature of such income or gains.

CALCULATION OF OFFERING PRICE
AND NET ASSET VALUE PER SHARE

      The offering price is the net asset value ("NAV") per share next determined after an order is received. The offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

      A Series' NAV per share is computed by adding the value of all securities and other assets in that Series' portfolio, deducting any liabilities of that Series (expenses and fees are accrued daily) and dividing by the number of that Series' shares outstanding. The valuation criteria set forth below apply equally to securities purchased in reliance upon Rule 144A of the 1933 Act. In determining each Series' total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Debt securities (other than short-term investments) are priced at fair value by an independent pricing service using methods approved by the Fund's Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All securities in the Money Market Series are valued at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Money Market Series' securities and stabilize the price per share at $10. All other securities are valued at their fair value as determined in good faith and in a method approved by the Fund's Board of Directors.
      The International Equity Series' portfolio will be, and the Global Bond Series' portfolio may be, comprised primarily of foreign securities. From time to time, those securities may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the NAV of that Series may be significantly affected by such trading on days when shareholders have no access to that Series. To the extent other Series hold foreign securities which are so listed, the net asset value of those Series also could be affected by trading on days when shareholders have no access to those Series.

MANAGEMENT OF THE FUND

Directors
      The business and affairs of the Fund are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.

Investment Managers
      Delaware Management furnishes investment management services to each Series of the Fund other than the International Equity and Global Bond Series. Delaware International, an affiliate of Delaware Management, furnishes investment management services to the International Equity and Global Bond Series.

      Delaware Management and its predecessors have been managing the funds in the Delaware Group since 1938. On December 31, 1995, Delaware Management and its affiliate, Delaware International, were supervising in the aggregate more than $28 billion in assets in the various institutional (approximately
$17,606,321,000) and investment company (approximately $10,522,726,000) accounts.

      Delaware Management is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware Management and Delaware International are now wholly-owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Except for the Global Bond Series which was not yet in existence, in connection with the merger, new Investment Management Agreements between the Fund on behalf of each Series and its investment manager were executed following shareholder approval. Delaware Management's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Delaware International's address is Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

      Delaware Management manages each of the Series' (other than the International Equity and Global Bond Series) portfolios and makes investment decisions which are implemented by the Fund's Trading Department. For these services, Delaware Management is paid an annual fee equal to 5/10 of 1% of the average daily net assets of the Money Market Series, 3/4 of 1% of the average daily net assets of the Growth, Value and Emerging Growth Series and 6/10 of 1% of each of the other Series' average daily net assets, less, in the case of the Equity/Income, High Yield, Capital Reserves, Money Market, Growth and Multiple Strategy Series, a proportionate share of all directors' fees paid to the unaffiliated directors of the Fund. The investment management fee, as a percentage of average daily net assets, incurred by each Series for the year ended December 31, 1995 was as follows:

Equity/Income Series                     0.60%
High Yield Series                        0.60%
Capital Reserves Series                  0.59%
Money Market Series                      0.49%
Growth Series                            0.75%
Multiple Strategy Series                 0.60%
Value Series                             0.75%
Emerging Growth Series                   0.75%

      After considering the waiver of fees by Delaware Management, as described under the caption Expenses, the investment management fee, as a percentage of average daily net assets, paid by each Series was as follows:

Equity/Income Series                     0.60%
High Yield Series                        0.60%
Capital Reserves Series                  0.59%
Money Market Series                      0.49%
Growth Series                            0.70%
Multiple Strategy Series                 0.60%
Value Series                             0.58%
Emerging Growth Series                   0.58%

      Delaware International manages the International Equity and Global Bond Series' portfolios and implements investment decisions on behalf of each of the Series. For these services, Delaware International is paid an annual fee equal to .75% of the average daily net assets of each of the International Equity and Global Bond Series, less, in the case of the International Equity Series, a proportionate share of all directors' fees paid to the unaffiliated directors of the Fund. See Expenses for a discussion of a voluntary waiver of its management fee undertaken by Delaware International. The investment management fee incurred by the International Equity Series for the fiscal year ended December 31, 1995 was 0.74% of average daily net assets. After considering the waiver of fees by Delaware International, as described under Expenses, 0.65% of average daily net assets was paid by the International Equity Series. The Global Bond Series was first offered to investors on May 1, 1996.
      John B. Fields has primary responsibility for making day-to-day investment decisions for the Equity/Income Series. He has been the Senior Portfolio Manager of this Series since 1992. Mr. Fields, who has 25 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining the Delaware Group in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society.

      In making investment decisions for the Equity/Income Series, Mr. Fields works with a team of 12 portfolio managers and analysts, each of whom specializes in a different industry sector and makes recommendations accordingly. Mr. Fields also regularly consults with Wayne A. Stork and Richard
G. Unruh, Jr. Mr. Stork, Chairman of Delaware Management and the Fund's Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. Mr. Unruh is a graduate of Brown University and received his MBA from the University of Pennsylvania's Wharton School. He joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an executive vice president of the Fund in 1994. He is also a member of the Board of Directors of the Manager and DMC and was named an executive vice president of DMC in 1994.
      Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for the High Yield Series. Mr. Matlack and Mr. Nichols have been members of this Series' management team since 1990, and were named co-managers of this Series in January 1993. A Chartered Financial Analyst, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.
      Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Delaware Group, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a Chartered Financial Analyst.
      In making investment decisions for the High Yield Series, Mr. Matlack and Mr. Nichols regularly consult with Paul E. Suckow. Mr. Suckow is Delaware Management's Chief Investment Officer for Fixed Income. A Chartered Financial

Analyst, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation.
      Gary A. Reed has primary responsibility for making investment decisions for the Capital Reserves and Money Market Series. He has been each Series' senior portfolio manager since 1989. He holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his career in 1978 with the Equitable Life Assurance Company in New York City, where he specialized in credit analysis. Prior to joining the Delaware Group in 1989, Mr. Reed was Vice President and Manager of the fixed income department at Irving Trust Company in New York. In making investment decisions for the Capital Reserves and Money Market Series, Mr. Reed regularly consults with Paul E. Suckow.
      Edward N. Antoian has primary responsibility for making day-to-day investment decisions for the Growth Series and the Emerging Growth Series. He has been each Series' senior portfolio manager since its inception. A graduate of The State University of New York at Albany with an MBA in Finance from the University of Pennsylvania's Wharton School, Mr. Antoian began his career with Price Waterhouse. Prior to joining the Delaware Group in June 1984, he worked in the Institutional Equity Department of E.F. Hutton in Philadelphia. A Chartered Financial Analyst, Mr. Antoian is a member of the Philadelphia Finance Association and the Philadelphia Securities Association.
      In making investment decisions for each Series, Mr. Antoian regularly consults with Wayne A. Stork, William H. Miller and other members of the Delaware Group's equity department. Mr. Miller is an Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood.
      George H. Burwell and Gary A. Reed have primary responsibility for making day-to-day investment decisions for the Multiple Strategy Series. Mr. Burwell, who has been the Multiple Strategy Series' senior portfolio manager for equities since 1992, holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a Chartered Financial Analyst. Mr. Reed has been the Multiple Strategy Series' senior portfolio manager for fixed income since 1989.
      In making investment decisions for the Multiple Strategy Series, Mr. Burwell and Mr. Reed regularly consult with Wayne A. Stork, Richard G. Unruh, Jr. and Paul E. Suckow.
      Effective August 21, 1995, David C. Dalrymple assumed primary responsibility for making day-to-day investment decisions for the Value Series. Prior to that time, Mr. Dalrymple served as an assistant portfolio manager of Delaware Group DelCap Fund, Inc. Mr. Dalrymple holds a BS in Business Administration from Clarkson College in Potsdam, NY, and an MBA from Cornell Johnson School of Management in Ithaca, NY. Prior to joining the Delaware Group in 1991, he spent five years as an assistant portfolio manager for Lord Abbett and Co. in New York. Mr. Dalrymple is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia.

      In making investment decisions for the Value Series, Mr. Dalrymple consults with Wayne A. Stork and Richard G. Unruh, Jr.
      Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for the International Equity Series. He has been the senior portfolio manager for this Series since its inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program.
      In making investment decisions for this Series, Mr. Gillmore regularly consults with an international equity team of seven members, three of whom research the Pacific Basin and four of whom research the European Markets. Mr. Gillmore also regularly consults with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International, is a graduate of the University of Warwick with a BS in management sciences. Before joining the Delaware Group in 1990, he was Chief Investment Officer of Hill Samuel Investment Advisers Ltd. He is a member of the Institute of Investment Management & Research and the Operational Research Society.
      Ian G. Sims has primary responsibility for making day-to-day investment decisions for the Global Bond Series. He has been the senior portfolio manager for this Series since its inception. Mr. Sims is a graduate of the University of Newcastle-Upon-Tyne. He joined Delaware International in 1990 as a senior international fixed income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed income manager. Prior to joining Delaware International, he was a senior fixed income and currency portfolio manager with Hill Samuel Investment Advisers Ltd.
      In making investment decisions for the Global Bond Series, Mr. Sims regularly consults with Hywel Morgan and Christopher A. Moth. Mr. Morgan was educated at the University of Wales and was subsequently an Economics Lecturer at Dundee University. Prior to joining Delaware International, he was Associate Director of the international fixed income department and head of the credit review committee at Hill Samuel Investment Management responsible for over $500 million in multi-currency fixed interest accounts. His prior experience included working as an economic adviser for Credit Suisse and the Economic Intelligence Unit. Mr. Morgan started his business career as a Corporate Economist & Strategist at Ford of Europe and Esso Petroleum. Mr. Moth is a graduate of The City University London. Mr. Moth joined Delaware in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance & Investment from the Institute of Actuaries in London.

Portfolio Trading Practices
      The Series normally will not invest for
short-term trading purposes. However, the Series may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Series. Given the respective Series' investment objectives, the annual portfolio turnover rates are not expected to exceed 100% for the Equity/Income, High Yield, Growth, International Equity and

Global Bond Series, 200% for the Capital Reserves and Multiple Strategy Series, and may exceed 100% for the Value and Emerging Growth Series.

      The portfolio turnover rates for each Series for the past two years were as follows:

               Year Ended            Year Ended
Series      December 31, 1994     December 31, 1995

Equity/
Income
Series             91%                   85%

High
Yield
Series             47%                   74%

Capital
Reserves
Series            219%                  145%

Multiple
Strategy
Series            140%                  106%

Growth
Series             43%                   73%

International
Equity
Series             13%                   19%

Value
Series             26%                   71%

Emerging
Growth
Series             59%                   76%

      Best efforts are used to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the respective investment manager or their respective advisory clients. These services may be used by the respective investment manager in servicing any of their respective accounts. Subject to best price and execution, the respective investment manager may consider a broker/dealer's sales of variable contracts in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain Series expenses such as custodian fees.

PERFORMANCE INFORMATION

Equity/Income, High Yield, Capital Reserves, Growth, Multiple Strategy, International Equity, Value, Emerging Growth and Global Bond Series
      From time to time, the Fund may quote the above listed Series' total return performance in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year (or life of Series, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning the Series over additional periods of time.

      From time to time, the Fund may also quote the High Yield, Capital Reserves and Global Bond Series' yield performance in advertising and other types of literature. The current yield for these Series will be calculated by dividing the annualized net investment income earned by the Series during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

      Because securities' prices fluctuate, investment results of the Series will fluctuate and past performance should not be considered as a representation of future results.

Money Market Series
      From time to time, the Fund may publish the Series' "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Series refers to the income generated by an investment in the Series over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in the Series is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund may also publish aggregate and average annual total return information concerning the Series which will reflect the compounded rate of return of an investment in the Series over a specified period of time and will assume the investment of all distributions at net asset value. Yield fluctuates and is not guaranteed. Past performance is not an indication of future results.

DISTRIBUTION AND SERVICE

      The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), serves as the Fund's national distributor under Distribution Agreements dated April 3, 1995 for all Series other than Global Bond Series. The Global Bond Series' Distribution Agreement is dated as of May 1, 1996. The Distributor bears all of the costs of promotion and distribution.
      Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing and transfer agent for the Equity/Income, High Yield, Capital Reserves, Multiple Strategy, Growth, International Equity, Value, Emerging Growth and Global Bond Series under the Amended and Restated Shareholders Services Agreement dated May 1, 1996, and for the Money Market Series under the Shareholders Services Agreement dated June 29, 1988.

      The Distributor and the Transfer Agent are indirect, wholly-owned subsidiaries of DMH.

EXPENSES
      Each Series is responsible for all of its own expenses other than those borne by the respective investment manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements.

      With respect to the High Yield, Capital Reserves and Money Market Series, Delaware Management elected voluntarily to waive its fee and reimburse those Series to limit certain expenses of those Series to 8/10 of 1% of average daily net assets for six months following their initial public offering. This waiver has been extended through June 30, 1996. For the year ended December 31, 1995, the High Yield, Capital Reserves and Money Market Series' ratios of expenses to average daily net assets were 0.69%, 0.71% and 0.62%, respectively.
      With respect to the Equity/Income, Multiple Strategy and Growth Series, Delaware Management had elected voluntarily to waive its fee and reimburse those Series to the extent necessary to limit certain expenses of each Series to 8/10 of 1% of each Series' average daily net assets for the period July 1, 1992 through June 30, 1993. This waiver has been extended through June 30, 1996. For the year ended December 31, 1995, the Equity/Income, Multiple Strategy and Growth Series' ratios of expenses to average daily net assets were 0.69%, 0.69% and 0.80%, respectively. The expense ratio for the Growth Series reflects the waiver of fees described above.

      With respect to the International Equity and Global Bond Series, Delaware International has elected voluntarily to waive its fee and to reimburse the Series to the extent necessary to limit certain expenses to 8/10 of 1% of average daily net assets for the period from commencement of the public offering through June 30, 1993 for the International Equity Series and through June 30, 1996 for the Global Bond Series. This waiver has been extended through June 30, 1996 with respect to the International Equity Series. For the year ended December 31, 1995, the International Equity Series' ratio of expenses to average daily net assets was 0.80%, reflecting the waiver.
      In connection with the Value and Emerging Growth Series, Delaware Management had elected voluntarily to waive its fee and to reimburse the Series to the extent necessary to limit certain expenses to 8/10 of 1% of average daily net assets for the period from commencement of the public offering for the Series through June 30, 1994. This waiver has been extended through June 30, 1996. For the year ended December 31, 1995, the Value Series' and the Emerging Growth Series' ratio of expenses to average daily net assets was 0.80%.

DESCRIPTION OF FUND SHARES
      Shares of the Fund are sold only to separate accounts of life companies. Currently, the shares of the Fund are sold only to Variable Annuity Account C and Flexible Premium Variable Life Account K of Lincoln National Life Insurance Company, Variable Accounts A and B of American International Life Assurance Company of New York, Variable Accounts I and II of AIG Life Insurance Company, Separate Accounts VA-K, VEL II and Inheiritage of First Allmerica Financial Life Insurance Company and Separate Accounts VA-K, VEL, VEL II and Inheiritage of Allmerica Financial Life Insurance and Annuity Company. In the future, shares of the Fund may be sold to separate accounts of other affiliated or unaffiliated life companies to fund variable contracts. The Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.

      As a "series" type of mutual fund, the Fund issues separate classes or series of stock, currently the ten Series described in this Prospectus. Additional series may be established in the future. An interest in the Fund is limited to the assets of the particular Series in which shares are held, and shareholders of each Series are entitled to a pro-rata share of all dividends and distributions arising from an investment in such Series.
      The Fund was organized as a Maryland corporation on February 19, 1987. The authorized capital stock of the Fund consists of five hundred million shares of common stock, $.01 par value. Each of the ten Series is currently allocated fifty million shares. The Fund may establish additional series and may allocate its shares either to such new classes or to any of the ten existing Series.
      Each Series' shares have equal voting rights and are equal in all other respects. Each Series will vote separately on any matter which affects only that Series. Shareholders get one vote for each share held; fractional shares are voted. The Fund will hold annual meetings as necessary for shareholder matters to be voted under the 1940 Act or otherwise. Shares of each Series will have a priority over shares of any other Series of the Fund in the assets and income of that Series.
      Because of current federal securities law requirements, the Fund expects that its life company shareholders will offer their contract owners the opportunity to instruct them as to how Series shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. An insurance company will vote all Series shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account. Under certain circumstances, which are described more fully in the accompanying prospectuses for the separate accounts which invest in the Fund, the voting instructions received from contract owners may be disregarded.

APPENDIX A--RATINGS FOR HIGH
YIELD SERIES

      The High Yield Series' assets are invested primarily in bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities. The table set forth below shows the percentage of the Series' securities included in each of the specified rating categories and shows the percentage of the Series' assets held in United States government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Series' securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Series' portfolio composition based on month end data for the Series' year ended December 31, 1995. The paragraphs following the table contain excerpts from Moody's and S&P's ratings descriptions.

  Rating Moody's                  Average Weighted
      and/or                        Percentage of
        S&P                           Portfolio
-----------------                 -----------------
United States
Treasury Obligations                   0.00%
Aaa/AAA                                0.00%
Aa/AA                                  0.00%
A/A                                    0.00%
Baa/BBB                                0.00%
Ba/BB                                 38.05%
B/B                                   49.52%
Caa/CCC                                0.00%
Not Rated                             12.43%

General Rating Information

Bonds
      Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Commercial Paper
      Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.
      Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

                                               --------------------------------


                                               DELAWARE GROUP


                                               --------------------------------



                                               PREMIUM FUND, INC.



                                               --------------------------------







INVESTMENT MANAGERS                            PART B
Delaware Management Company, Inc.
One Commerce Square                            STATEMENT OF
Philadelphia, PA  19103                        ADDITIONAL INFORMATION
Delaware International Advisers Ltd.
Veritas House                                  --------------------------------
125 Finsbury Pavement

London, England  EC2A 1NQ                      MAY 1, 1996

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103
SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103
LEGAL COUNSEL

Stradley, Ronon, Stevens & Young, LLP

One Commerce Square
Philadelphia, PA 19103
INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103
CUSTODIANS

The Chase Manhattan Bank, N.A.
4 Chase Metrotech Center
Brooklyn, NY  11245

Chemical Bank
450 West 33rd Street
New York, NY  10001
Morgan Guaranty Trust Company of New York                       DELAWARE
60 Wall Street                                                   GROUP
New York, NY  10260                                             --------

------------------------------------------------------------------------------
                                   PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                   MAY 1, 1996
------------------------------------------------------------------------------


DELAWARE GROUP

------------------------------------------------------------------------------

PREMIUM FUND, INC.

------------------------------------------------------------------------------

1818 Market Street
Philadelphia, PA 19103

------------------------------------------------------------------------------













------------------------------------------------------------------------------

TABLE OF CONTENTS

------------------------------------------------------------------------------
Cover Page
------------------------------------------------------------------------------
Investment Objectives and Policies
------------------------------------------------------------------------------
Accounting and Tax Issues
------------------------------------------------------------------------------
Performance Information
------------------------------------------------------------------------------
Trading Practices and Brokerage
------------------------------------------------------------------------------
Offering Price
------------------------------------------------------------------------------
Dividends and Realized Securities
         Profits Distributions
------------------------------------------------------------------------------
Taxes
------------------------------------------------------------------------------
Investment Management Agreements
------------------------------------------------------------------------------
Officers and Directors
------------------------------------------------------------------------------
General Information
------------------------------------------------------------------------------
Appendix A--Description of Ratings
------------------------------------------------------------------------------

Appendix B

------------------------------------------------------------------------------
Financial Statements
------------------------------------------------------------------------------

         Delaware Group Premium Fund, Inc. ("Premium Fund" or the "Fund") is a diversified, open-end management investment company which is intended to meet a wide range of investment objectives with its ten separate Portfolios ("Series"). Each Series is in effect a separate fund issuing its own shares.
         The shares of the Fund are sold only to separate accounts of life insurance companies ("life companies"). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies ("variable contracts"). The separate accounts invest in shares of the various Series in accordance with allocation instructions received from contract owners.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses of the Fund dated May 1, 1996, as they may be amended from time to time. It should be read in conjunction with the prospectuses for the variable contracts and the Fund. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Fund's Prospectuses. The Fund's Prospectuses may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT OBJECTIVES AND POLICIES

       The investment objectives of the Series are below. There can be no assurance that the objectives of any Series will be realized.

             Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. This Series has the same objective and investment disciplines as the Decatur Total Return Fund of Delaware Group Decatur Fund, Inc., a separate Delaware Group fund, in that it invests generally, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the Series' objective.

             High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds (including high-yield bonds commonly known as junk bonds), U.S. Government securities and commercial paper. This Series has the same objective and investment disciplines as Delaware Group Delchester High-Yield Bond Fund, Inc., a separate Delaware Group fund. An investment in the Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.

             Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.

             Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. This Series has the same objective and investment disciplines as Delaware Group Cash Reserve, Inc., a separate Delaware Group fund.

             Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. This Series has the same objective and investment disciplines as Delaware Group DelCap Fund, Inc., a separate Delaware Group fund, in that it invests in common stocks and other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities, consistent with the Series' objective.

             Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. This Series has the same objective and investment disciplines as the Delaware Fund of Delaware Group Delaware Fund, Inc., a separate Delaware Group fund, in that, as a "balanced" fund, the Series, consistent with its objective, invests at least 25% of its assets in fixed income securities and the remainder primarily in equity securities.

             International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. This Series has the same objective and investment disciplines as the International Equity Series of Delaware Group Global & International Funds, Inc., a separate Delaware Group fund, in that it invests in a broad range of equity securities of foreign issuers including common stocks, preferred stocks, convertible securities and warrants, consistent with the Series' objective.

             Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. This Series has the same objective and investment disciplines as Delaware Group Value Fund, Inc., a separate Delaware Group fund.

             Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. This Series has the same objective and investment disciplines as Delaware Group Trend Fund, Inc., a separate Delaware Group fund.

             Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This Series is a global fund, as such, at least 65% of the Series' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. This Series has the same objective and investment disciplines as the Global Bond Series of Delaware Group Global & International Funds, Inc., a separate Delaware Group fund.

INVESTMENT RESTRICTIONS
       The Fund has the following restrictions for each Series which may not be amended without approval of a majority of the outstanding voting securities of the affected Series, which is the lesser of more than 50% of the outstanding voting securities or 67% of the voting securities of the affected Series present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. Each Series will not:
       1. Invest more than 5% of the value of its assets in securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). This restriction shall apply to only 75% of the assets of the International Equity, Value and Emerging Growth Series and to only 50% of the assets of the Global Bond Series.

       2. Purchase more than 10% of the voting securities of any company, or invest in any company for the purpose of exercising control or management.
       3. Purchase or retain securities of a company which has an officer or director who is an officer or director of the Fund, or an officer or director of its investment manager if such persons, each owning beneficially more than 1/2 of 1% of the shares of the company, own in the aggregate more than 5% thereof.
       4. Purchase any security issued by any other investment company (except in connection with a merger, consolidation or offer of exchange) if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of a Series' assets or (c) own securities of investment companies having an aggregate value in excess of 10% of a Series' assets. Any such purchase shall be at the customary brokerage commission. The limitations set forth in this restriction do not apply to purchases by the International Equity Series of securities issued by closed-end investment companies, all of which must be at the customary brokerage commission.
       5. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude a Series' purchase of securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.)
       6. Purchase securities on margin, make short sales of securities or maintain a net short position (except that a Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities). This restriction shall not prohibit the Series from satisfying margin requirements with respect to futures transactions.
       7. Invest in interests in oil, gas or other mineral exploration or development programs, commodities or commodities contracts. This restriction shall not prohibit the International Equity, Value and Emerging Growth Series from entering into futures contracts or options thereon, to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Series' assets.

       8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Series have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Series' assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Series shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. A Series will not pledge more than 15% of its net assets. A Series shall not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

     9. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with each Series' investment objective and policies are considered loans and except that each Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.
    10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

    11. Invest more than 25% of its total assets in any particular industry, except that a Series may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by Standard & Poor's Ratings Group ("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's").

    12. Act as an underwriter of securities of other issuers, except that a Series may acquire restricted or not readily-marketable securities under circumstances where, if such securities are sold, a Series might be deemed to be an underwriter for the purposes of the Securities Act of 1933.

         Investment restrictions 2, 3, 7 and 10 above are nonfundamental policies of the Global Bond Series. In addition, although not considered a fundamental policy, the Global Bond Series will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid assets. Securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent valuation are included in the category of illiquid assets.

         In addition, the following investment restrictions may be changed by the Board of Directors:
         (a) Each Series will not invest in warrants valued at lower of cost or market exceeding 5% of a Series' net assets. Included within that amount, but not to exceed 2% of a Series' net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. This restriction shall not apply to the International Equity Series.
         (b) The Money Market Series will not invest more than 25% of its assets in foreign banks which are subject to the same regulation as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch.
         While the Series are permitted under certain circumstances to borrow money, they do not normally do so. No investment securities will be purchased while a Series has an outstanding borrowing. The Fund has undertaken, for so long as required by California Regulatory Authority and so long as insurance policy premiums or proceeds of contracts sold in California are used to purchase Fund shares, each Series will not borrow money in excess of 25% of the value of its net assets.

ADDITIONAL INFORMATION ON THE
MONEY MARKET AND CAPITAL
RESERVES SERIES

Money Market Instruments
         The Capital Reserves Series may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less. The Money Market Series will invest all of its available assets in instruments which have a remaining maturity of 13 months or less at the time of acquisition and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply. The types of instruments which these Series may purchase are described below:
         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. Government, including Treasury Bills, Notes and bonds.
         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.
         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Series to a greater risk of loss. The Series will only buy short-term instruments in nations where these risks are minimal. The Series will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Series. Either Series may invest more than 25% of its assets in foreign banks except that this limitation shall not apply to United States branches of foreign banks which are subject to the same regulations as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch. This policy may be changed by the Board of Directors without shareholder approval.
         The Money Market Series is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, if a bank obligation or, as relevant, its issuer is considered to be rated at the time of the proposed purchase, it or, as relevant, its issuer must be so rated in one of the two highest rating categories by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.
         4. Commercial Paper--Short-term promissory notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Directors or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA, Aa or better by S&P or Moody's. The Money Market Series invests in commercial paper in accordance with the restrictions set forth in the Prospectuses.
         5. Short-term Corporate Debt--In addition to the other debt securities described in the Prospectuses, corporate notes, bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Directors, provided such securities have one year or less remaining to maturity. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues. The Money Market Series invests in corporate notes, bonds and debentures in accordance with the restrictions set forth in the Prospectuses.
         The ratings of S&P, Moody's and other rating services represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Series will further evaluate these securities. See Appendix A--Description of Ratings.

ADDITIONAL INFORMATION ON THE CAPITAL RESERVES, MONEY MARKET AND MULTIPLE STRATEGY SERIES

Asset-Backed Securities
         The Capital Reserves, Money Market and Multiple Strategy Series may invest a portion of their assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.
         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

ADDITIONAL INFORMATION ON THE CAPITAL RESERVES SERIES

Average Weighted Maturity
         The Capital Reserves Series ordinarily maintains its average dollar weighted portfolio maturity within the five to seven year range, but not in excess of ten years. However, many of the securities in which the Series invests will have remaining maturities in excess of seven years. The Series may purchase individual securities with a remaining maturity of up to 15 years.
         Some of the securities in the Series' portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Series will, when determining average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.
         Instruments such as GNMA, FNMA and FHLMC securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns. For purposes of determining the Series' average weighted maturity, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.

ADDITIONAL INFORMATION ON THE MONEY MARKET SERIES

         The Series intends to achieve its objective by investing at least 80% of its assets in a diversified portfolio of money market instruments. See Money Market Instruments below and Appendix A--Description of Ratings.
         The Series maintains its net asset value at $10 per share by valuing its securities on an amortized cost basis. See Offering Price. The Series maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Series limits its investments, including repurchase agreements, to those instruments which the Board of Directors determines present minimal credit risks and which are of high quality. The Series may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value. While the Series will make every effort to maintain a fixed net asset value of $10 per share, there can be no assurance that this objective will be achieved.
         While the Series intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, it may attempt, from time to time, to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Series' right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Series will not purchase new securities while any borrowings are outstanding. See Dividends and Realized Securities Profits Distributions and Taxes for effect of any capital gains distributions.
         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Series invests. In the event of an increase in current interest rates, a national credit crisis or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Series' operating expenses.

ADDITIONAL INFORMATION ON THE INTERNATIONAL EQUITY, VALUE, EMERGING GROWTH AND GLOBAL BOND SERIES

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures Contracts--As noted in the Prospectus, each of the International Equity, Value, Emerging Growth and Global Bond Series may enter into futures contracts relating to securities, securities indices or interest rates. In addition, the

International Equity and Global Bond Series may enter into foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Such investment strategies will be used as a hedge and not for speculation.
         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Series' current or intended investments from broad fluctuations in stock or bond prices. For example, a Series may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Series' securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.
         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Series' current or intended investments in fixed income securities. For example, if a Series owned long-term bonds and interest rates were expected to increase, that Series might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Series' portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Series to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Series' interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Series from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Series could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Series' cash reserve could then be used to buy long-term bonds on the cash market.
         As noted in the Prospectus, the International Equity and Global Bond Series may each purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each of the International Equity and Global Bond Series may sell futures contracts on a foreign currency, for example, when a Series holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Series' loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.
         Conversely, each of the International Equity and Global Bond Series could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Series purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Series will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.
         The Series may also engage in currency "cross hedging" when, in the opinion of the International Equity and Global Bond Series' investment manager, Delaware International Advisers Ltd. ("Delaware International"), the historical relationship among foreign currencies suggests that a Series may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

Options on Futures Contracts--As noted in the Prospectus, each of the International Equity, Value, Emerging Growth and Global Bond Series may purchase and write options on the types of futures contracts that Series could invest in.
         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Series' portfolio. If the futures price at expiration of the option is below the exercise price, a Series will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Series will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option a Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Series' losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Series may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, a Series could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. If the market decline does not occur, the Series will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Series will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Series could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Series will suffer a loss equal to the price of the call, but the securities which the Series intends to purchase may be less expensive.

Options on Foreign Currencies
         The International Equity and Global Bond Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.
         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.
         The Series may write options on foreign currencies for the same types of hedging purposes. For example, where the Series anticipate a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.
         Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased costs up to the value of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.
         Each Series intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Series' custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held (a) is equal to less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. Government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.
         With respect to writing put options, at the time the put is written, a Series will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

REPURCHASE AGREEMENTS
         Each of the Fund's ten Series may, from time to time, enter into repurchase transactions. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Series will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for the Series to invest temporarily available cash. The Series' risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment managers believe that, barring extraordinary circumstances, the Series will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Series consider the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Series will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.
         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 to allow the Delaware Group funds jointly to invest cash balances. Each Series of the Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

PORTFOLIO LOAN TRANSACTIONS
         Each of the Fund's ten Series, except for the Money Market Series, may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.
         It is the understanding of the Series' respective investment manager that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series; 3) the Series must be able to terminate the loan after notice, at any time; 4) the Series must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Series may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of the Fund know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.
         The major risk to which a Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Series will only enter into loan arrangements after a review of all pertinent facts by the Series' respective investment manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Series' respective investment manager.

FOREIGN SECURITIES
         To the extent the Fund's ten Series are authorized and intend to invest in foreign securities, investors should recognize that investing in securities of foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain of the Series permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Series' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.
         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Series. Payment of such interest equalization tax, if imposed, would reduce such Series' rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Series by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986 (the "Code"), as amended, and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Series may make or enter into will be subject to the special currency rules described above.

FOREIGN CURRENCY TRANSACTIONS
         In connection with a Series' investment in foreign securities, a Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.
         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Series will account for forward contracts by marking to market each day at daily exchange rates.
         When a Series enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Series' assets denominated in such foreign currency, the Series' custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Series in an amount not less than the value of such Series' total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

OPTIONS
         Each of the Fund's ten Series, except for the Money Market Series, may write call options and purchase put options on a covered basis only. The International Equity and Global Bond Series may also purchase call options. The Series also may enter into closing transactions with respect to such options transactions. No Series will engage in option transactions for speculative purposes.
         To the extent authorized to engage in option transactions, the Series may invest in options that are Exchange listed and the International Equity and Global Bond Series may also invest in options that are traded over-the-counter. The other Series reserve the right to invest in over-the-counter options upon written notice to their shareholders. The Series will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions and this may have an adverse impact on a Series' ability to effectively hedge its securities.
         A. Covered Call Writing--A Series may write covered call options from time to time on such portion of its portfolio, without limit, as the respective investment manager determines is appropriate in seeking to obtain the Series' investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Series, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Series of writing covered calls is that the Series receives a premium which is additional income. However, if the security rises in value, the Series may not fully participate in the market appreciation.
         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.
         With respect to such options, the Series may enter into closing purchase transactions. A closing purchase transaction is one in which the Series, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.
         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Series to write another call option on the underlying security with either a different exercise price or expiration date or both. The Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.
         If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.
         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.
         A Series will write call options only on a covered basis, which means that the Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Series would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Series will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.
         B. Purchasing Put Options--A Series may invest up to 2% of its total assets in the purchase of put options. The Series will, at all times during which it holds a put option, own the security covered by such option.
         A put option purchased by the Series gives it the right to sell one of its securities for an agreed price up to an agreed date. The Series intend to purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Series to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Series will lose the value of the premium paid. A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.
         The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale transaction is one in which a Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         C. Purchasing Call Options--The International Equity and Global Bond Series may purchase call options to the extent that premiums paid by the Series do not aggregate more than 2% of the Series' total assets. When the Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.
         The Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.
         Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Series may expire without any value to the Series.

         D. Options on Stock Indices--The Growth, International Equity, Value, Emerging Growth and Global Bond Series also may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.
         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Series on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.
         As with stock options, the Growth, International Equity, Value, Emerging Growth and Global Bond Series may offset positions in stock index options prior to expiration by entering into a closing transaction on an Exchange or may let the option expire unexercised.
         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.
         The Series' ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Series' portfolio securities. Since the Series' portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Series bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.
         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Series' ability to effectively hedge its securities. The Series will enter into an option position only if there appears to be a liquid secondary market for such options.
         The Growth, International Equity, Value, Emerging Growth and Global Bond Series will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

ACCOUNTING AND TAX ISSUES

         When a Series writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Series' assets and liabilities as an asset and as an equivalent liability.
         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Series has written expires on its stipulated expiration date, a Series recognizes a capital gain. If a Series enters into a closing purchase transaction with respect to an option which a Series has written, a Series realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Series has written is exercised, a Series realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.
         The premium paid by a Series for the purchase of a put option is recorded in the Series' assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Series has purchased expires on the stipulated expiration date, a Series realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Series exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.
         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Growth, International Equity, Value, Emerging Growth or Global Bond Series at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.
         Other Tax Requirements--Each Series has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A Series must meet several requirements to achieve or maintain its status as a regulated investment company. Among these requirements are that at least 90% of each Series' investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities; that at the close of each quarter of its taxable year at least 50% of the value of each Series' assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities; and that less than 30% of each Series' gross income be derived from sales of securities held for less than three months.

         The requirement that not more than 30% of each Series' gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict a Series in its ability to write covered call options on securities which it has held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, a Series may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. A Series may also be restricted in the sale of purchased put options and the purchase of put options for the purpose of hedging underlying securities because of the application of the short sale holding period rules with respect to such underlying securities.
         The straddle rules of Section 1092 may apply. Generally, the straddle rules provide that a loss on a position of a straddle may be recognized only to the extent it exceeds the unrecognized gain at year-end in other positions of the straddle. Losses which are deferred to the extent of unrecognized gains will be carried over to the succeeding taxable year subject to the same general limitations.

PERFORMANCE INFORMATION

         Contract owners and prospective investors will be interested in learning from time to time the current yield of the High Yield, Capital Reserves and Global Bond Series and, in addition, the effective compounded yield of the Money Market Series. Advertisements of performance of the underlying Series, if any, will be accompanied by a statement of performance of the separate account. As explained under Dividends and Realized Securities Profits Distributions, dividends for the High Yield, Capital Reserves, Global Bond and Money Market Series are declared daily from net investment income. Yield will fluctuate as income earned fluctuates.
         From time to time, the Fund may state each Series' total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Series' average annual total rate of return over the most recent one-, five- and ten-year periods. Each Series may also advertise aggregate and average total return information over additional periods of time.
         Each Series' average annual total rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T)  = ERV


Where:        P  =   a hypothetical initial purchase order of $1,000;

              T  =   average annual total return;

              n  =   number of years;

            ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period.

       Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes all distributions are reinvested at net asset value.
       The performance of each Series, other than the Global Bond Series, as shown below, is the average annual total return quotations through December 31, 1995. As of the date of this Part B, the Global Bond Series had not yet begun investment operations. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                              Average Annual Total Return*

                  Equity/       High         Capital       Money       Multiple
                  Income        Yield        Reserves      Market      Strategy                              Growth
1 year                                                                                    1 year
ended                                                                                      ended
12/31/95          36.12%        15.50%        14.08%        5.48%        26.58%          12/31/95            29.53%

3 years                                                                                   3 years
ended                                                                                      ended
12/31/95          16.18%         9.29%         6.18%        3.87%        10.99%          12/31/95            11.71%

                                                                                          Period
5 years                                                                                   7/12/91**
ended                                                                                     through
12/31/95          15.86%        15.29%         6.91%        4.09%        14.53%          12/31/95            10.58%

Period
7/28/88**
through
12/31/95          10.35%        10.12%         7.37%        5.35%        12.06%


               International                                            Emerging
                  Equity                                   Value         Growth
1 year                                       1 year
ended                                        ended
12/31/95          13.98%                     12/31/95      23.85%        39.21%

                                             Period
3 years                                      12/27/93**
ended                                        through
12/31/95          10.68%                     12/31/95      12.80%        18.79%

Period
10/29/92**
through
12/31/95          10.17%

   * The respective investment manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with each Series to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, performance would have been affected negatively.
  ** Date of initial public offering.

       The High Yield, Capital Reserves and Global Bond Series may also quote its current yield, calculated as described below, in advertisements and investor communications.
       The yield computation for the High Yield, Capital Reserves and Global Bond Series is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                      a - b
                                      -----
                          YIELD = 2[( cd + 1)6- 1]

Where:      a  =   dividends and interest earned during the period;

            b  =   expenses accrued for the period (net of reimbursements);

            c  =   the average daily number of shares outstanding during the
                   period that were entitled to receive dividends;

            d  =   the maximum offering price per share on the last day of the period.

       The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by the Series. The yields of the High Yield and Capital Reserves Series as of December 31, 1995 using this formula were 9.30% and 6.09%, respectively.

       Yield quotations are based on the offering price determined by the Series' net asset value on the last day of the period and will fluctuate depending on the period covered.
       The Money Market Series may also quote its current yield in advertisements and investor communications.
       Yield calculation for the Money Market Series begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

       The current yield of the Money Market Series represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in the effective yield shown below.
       The following is an example, for purposes of illustration only, of the current and effective yield calculations for the Money Market Series for the seven-day period ended December 31, 1995.

Value of a hypothetical account with one
         share at the beginning of the period.........     $10.00000000

Value of the same account at the
         end of the period............................      10.00979598
                                                            ===========

Net change in account value...........................        .00979598*

Base period return = net change in account
         value / beginning account value..............        .000979598

Current yield [base period return x (365 / 7)]........              5.11%**
                                                                    =====

Effective yield (1 + base period) 365/7 - 1...........              5.24%***
                                                                    =====

Weighted average life to maturity of the portfolio on December 31, 1995 was 40 days.

   * This represents the net income per share for the seven calendar days ended December 31, 1995.
  ** This represents the average of annualized net investment income per share for the seven calendar days ended December 31, 1995.
 *** This represents the current yield for the seven calendar days ended
     December 31, 1995 compounded daily.

       The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Money Market Series' portfolio, their quality and length of maturity and the Series' operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

       The yield will fluctuate daily as the income earned on the investments of the Money Market Series fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. Investment performance is not insured. Investors comparing results of the Money Market Series with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Money Market Series. Although the Money Market Series determines the yield on the basis of a seven-calendar-day period, it may, from time to time, use a different time span.
       Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Series could vary upward or downward if another method of calculation or base period were used.
       Investors should note that income earned and dividends paid by the High Yield, Capital Reserves and Global Bond Series will also vary depending upon fluctuations in interest rates and performance of each Series' portfolio. The net asset value of each Series may change. Unlike the Money Market Series, the High Yield, Capital Reserves and Global Bond Series invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Series' net asset values will tend to rise when interest rates fall. Conversely, the Series' net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Series will vary from day to day and investors should consider the volatility of the Series' net asset values as well as their yields before making a decision to invest.

Comparative Information
       From time to time, performance of each Series in the Fund may be compared to various industry indices.
       The Fund may quote actual total return performance, dividend results and other performance information in advertising and other types of literature of those Series that invest primarily in equity securities and may compare that information to, or may separately illustrate similar information reported by the Standard and Poor's 500 Stock Index and the Dow Jones Industrial Average and other unmanaged indices. The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. In seeking a particular investment objective, a Series' portfolio may include common stocks considered by the respective investment manager to be more aggressive than those tracked by these indices.
       Each Series' total return performance will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect the maximum sales charge paid, if any, for the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because security prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Series in the future.

       Each Series may also state total return performance in the form of an average annual return. The average annual return figure will be computed by taking the sum of the particular Series' annual return, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum sales charge paid, if any, on the illustrated investment amount against the first year's return.
       From time to time, the Fund may quote actual total return and/or yield performance for the Series in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.
       Comparative information on the Consumer Price Index and representative mutual fund indices maintained by CDA Technologies, Inc. may also be used. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. CDA Technologies, Inc. is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds.
       Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Series activity and performance and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

       CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently- managed mutual funds.

       Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

       Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed income price and return information.

       Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and nonindustrial companies.

       Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

       Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations.

       Morgan Stanley Capital International is a statistical and research firm that maintains a statistical database of international securities. This firm also compiles and maintains a number of unmanaged indices of international securities. These indices are designed to measure the performance of the stock markets of the USA, Europe, Canada, Mexico, Australia and the Far East, and that of international industry groups.

       FT-Actuaries World Indices are jointly compiled by The Financial Times, Ltd.; Goldman, Sachs & Co.; and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. Indices maintained by this group primarily focus on compiling statistical information on international financial markets and industry sectors, stock and bond issues and certain fundamental information about the companies issuing the securities. Statistical information on international currencies is also maintained.

       Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed income securities, as reported weekly by The Bond Buyer, may be used in preparing comparative illustrations.

       The following table is an example, for purposes of illustration only, of cumulative total return performance for the each Series, other than the Global Bond Series, through December 31, 1995. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods.

                                                     Cumulative Total Return*

                   Equity/       High        Capital       Money        Multiple
                   Income        Yield       Reserves      Market       Strategy                           Growth
3 months                                                                                 3 months
ended                                                                                    ended
12/31/95           6.17%         2.93%         3.28%        1.33%         6.24%          12/31/95             4.42%

6 months                                                                                 6 months
ended                                                                                    ended
12/31/95          14.80%         6.07%         4.99%        2.68%        12.87%          12/31/95            14.53%

9 months                                                                                 9 months
ended                                                                                    ended
12/31/95          22.84%        10.65%         9.57%        4.10%        18.89%          12/31/95            20.75%

1 year                                                                                   1 year
ended                                                                                    ended
12/31/95          36.12%        15.50%        14.08%        5.48%        26.58%          12/31/95            29.53%

3 years                                                                                  3 years
ended                                                                                    ended
12/31/95          56.83%        30.54%        19.73%       12.07%        36.74%          12/31/95            39.39%

                                                                                         Period
5 years                                                                                  7/12/91**
ended                                                                                    through
12/31/95         108.77%       103.67%        39.70%       22.17%        97.05%          12/31/95            56.81%

Period
7/28/88**
through
12/31/95         107.84%       104.65%        69.58%       47.33%       133.01%

               International                                            Emerging
                  Equity                                   Value         Growth
3 months                                     3 months
ended                                        ended
12/31/95           2.82%                     12/31/95       5.59%        3.47%

6 months                                     6 months
ended                                        ended
12/31/95           8.80%                     12/31/95      13.99%       17.91%

9 months                                     9 months
ended                                        ended
12/31/95          10.35%                     12/31/95      19.79%       31.15%

1 year                                       1 year
ended                                        ended
12/31/95          13.98%                     12/31/95      23.85%       39.21%

                                             Period
3 years                                      12/27/93**
ended                                        through
12/31/95          35.58%                     12/31/95      27.44%       41.44%

Period
10/29/92**
through
12/31/95          35.99%


   * The respective investment manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with each Series to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, performance would have been affected negatively.
  ** Date of initial public offering.

       Because every investor's goals and risk threshold are different, certain advertising and other related literature may provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, information may be provided discussing the respective investment manager's overriding investment philosophy and how that philosophy affects the Series', and other Delaware Group funds', investment disciplines employed in meeting their objectives.

Dollar-Cost Averaging

      For many people, deciding when to invest can be a difficult decision. Prices of securities such as stocks and bonds tend to move up and down over various market cycles and are generally intended for longer-term investing. Money market funds, which typically maintain stable prices, are generally intended for your short-term investment needs and can often be used as a basis for building a long-term investment plan.
      Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule.
       Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw.

       The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                             Number
               Investment    Price Per     of Shares
                 Amount        Share       Purchased

Month 1          $100         $10.00           10
Month 2          $100         $12.50            8
Month 3          $100          $5.00           20
Month 4          $100         $10.00           10
------------------------------------------------------
                 $400         $37.50           48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

This example is for illustration purposes only. It is not intended to represent the actual performance of a Series.

THE POWER OF COMPOUNDING
       As part of your Variable Annuity contract, any earnings from your investment selection are automatically reinvested to purchase additional shares of a Series. This gives your investment yet another opportunity to grow. It's called the Power of Compounding and the following charts illustrate just how powerful that can be.

COMPOUNDED RETURNS
       Results of various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                   6%               8%            10%           12%
                   Rate of          Rate of       Rate of       Rate of
                   Return           Return        Return        Return

 1 Year            $10,617          $10,830       $11,047       $11,268
 2 Years           $11,272          $11,729       $12,204       $12,697
 3 Years           $11,967          $12,702       $13,482       $14,308
 4 Years           $12,705          $13,757       $14,894       $16,122
 5 Years           $13,488          $14,898       $16,453       $18,167
 6 Years           $14,320          $16,135       $18,176       $20,471
 7 Years           $15,203          $17,474       $20,079       $23,067
 8 Years           $16,141          $18,924       $22,182       $25,993
 9 Years           $17,137          $20,495       $24,504       $29,290
10 Years           $18,194          $22,196       $27,070       $33,004

            Results of various assumed fixed rates of return on a $10,000 investment compounded quarterly for 10 years:

                   6%               8%            10%           12%
                   Rate of          Rate of       Rate of       Rate of
                   Return           Return        Return        Return

 1 Year            $10,614          $10,824       $11,038       $11,255
 2 Years           $11,265          $11,717       $12,184       $12,668
 3 Years           $11,956          $12,682       $13,449       $14,258
 4 Years           $12,690          $13,728       $14,845       $16,047
 5 Years           $13,468          $14,859       $16,386       $18,061
 6 Years           $14,295          $16,084       $18,087       $20,328
 7 Years           $15,172          $17,410       $19,965       $22,879
 8 Years           $16,103          $18,845       $22,038       $25,751
 9 Years           $17,091          $20,399       $24,326       $28,983
10 Years           $18,140          $22,080       $26,851       $32,620

       These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Series.

TRADING PRACTICES AND BROKERAGE

       The Fund or, in the case of the International Equity and Global Bond Series, Delaware International, selects banks, brokers or dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department or, in the case of the International Equity and Global Bond Series, Delaware International, as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is in the equivalent of a commission.

       During the years ended December 31, 1993, 1994 and 1995, the aggregate dollar amounts of brokerage commissions paid by the Equity/Income Series were $133,337, $217,957 and $255,600, respectively, Multiple Strategy Series were $75,275, $81,947 and $85,124, respectively, Growth Series were $30,521, $34,086 and $53,072, respectively, and International Equity Series were $29,430, $167,836 and $86,131, respectively. During the years ended December 31, 1994 and 1995, the aggregate dollar amounts of brokerage commissions paid by the Value Series were $3,179 and $25,600, respectively, and Emerging Growth Series were $4,127 and $18,776, respectively.

       The respective investment manager may allocate out of all commission business generated by all of the funds and accounts under management by the respective investment manager, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers; securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the respective investment manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       During the year ended December 31, 1995, portfolio transactions of the Equity/Income, Multiple Strategy, Growth, International Equity, Value and Emerging Growth Series in the amounts of $44,360,225, $13,929,576, $15,555,506,
$6,705,049, $2,666,533 and $3,257,292, respectively, resulting in brokerage commissions of $63,705, $25,776, $38,849, $17,005, $8,490 and $12,260,
respectively, were directed to brokers for brokerage and research services provided.

       As provided in the Securities Exchange Act of 1934 and the Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the respective investment manager which constitute in some part brokerage and research services used by the respective investment manager in connection with its investment decision-making process and constitute in some part services used by the respective investment manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the respective investment manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the respective investment manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.
       The respective investment manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the respective investment manager and the Fund's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.
       Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may place orders with broker/dealers which have agreed to defray certain Series expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of the variable contracts as a factor in the selection of brokers and dealers to execute Series portfolio transactions.

Portfolio Turnover
       The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate for each Series. Given the respective Series' investment objectives, the Fund anticipates that the annual rates of portfolio turnover will not generally exceed 100% for the Equity/Income, High Yield, Growth, International Equity and Global Bond Series, 200% for the Capital Reserves and Multiple Strategy Series and may exceed 100% for the Value and Emerging Growth Series. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated. The portfolio turnover rate of each Series is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Series during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

       The degree of portfolio activity may affect brokerage costs incurred by each Series. A turnover rate of 100% would occur, for example, if all the investments in a Series' portfolio at the beginning of the year were replaced by the end of the year. In investing to achieve their respective objective, a Series may hold securities for any period of time. Portfolio turnover will also be increased if a Series writes a large number of call options which are subsequently exercised. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Series' shares.

       The portfolio turnover rates for each Series for the past two years were as follows:

               Year Ended            Year Ended
Series      December 31, 1994     December 31, 1995

Equity/
Income
Series             91%                   85%

High
Yield
Series             47%                   74%

Capital
Reserves
Series            219%                  145%

Multiple
Strategy
Series            140%                  106%

Growth
Series             43%                   73%

International
Equity
Series             13%                   19%

Value
Series             26%                   71%

Emerging
Growth
Series             59%                   76%

OFFERING PRICE

       The offering price of shares is the net asset value per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no sales charge.
       The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when such exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed. In the event of changes in Securities and Exchange Commission requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.
       An example showing how to calculate the net asset value per share is included in the Series' financial statements which are incorporated by reference into this Part B.

       The net asset value per share is computed by adding the value of all securities and other assets in a Series' portfolio, deducting any liabilities of that Series and dividing by the number of that Series' shares outstanding. Expenses and fees are accrued daily. The Prospectus describes how securities are valued.

       In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Series of securities owned by it is not reasonably practical, or it is not reasonably practical for a Series fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

Money Market Series
       The Board of Directors has adopted certain procedures to monitor and stabilize the price per share of the Money Market Series. Calculations are made each day to compare part of the Series' value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Series' $10 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $10 per share.

DIVIDENDS AND REALIZED SECURITIES
PROFITS DISTRIBUTIONS

       Dividends for the High Yield, Capital Reserves and Global Bond Series are declared daily and paid monthly on the first business day after the end of the month.
       For the Equity/Income, Multiple Strategy and the International Equity Series, the Fund will make payments from the Series' net investment income quarterly.
       The Growth and Value Series will make payments from its net income and net realized securities profits, if any, once a year.
       For the Emerging Growth Series, the Fund will make payments from the Series' net investment income and net realized securities profits, if any, twice a year.
       Short-term capital gains distributions, if any, may be paid with the daily dividend; otherwise, any distributions from net realized securities profits normally will be distributed following the close of the fiscal year.
       All dividends and distributions are automatically reinvested.

Money Market Series
       The Fund declares a dividend of this Series' net investment income on a daily basis, to shareholders of record at the time of the previous calculation of the Series' net asset value, each day that the Fund is open for business. Payment of dividends will be made monthly on the first business day after the end of the month. The amount of net investment income will be determined at the time the offering price and net asset value are determined (see Offering Price), and shall include investment income accrued, less the estimated expenses of the Series incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared at the time the offering price and net asset value are determined, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. An investor begins earning dividends when payments for shares purchased are converted into Federal Funds and are available for investment.
       To the extent necessary to maintain a $10 per share net asset value, the Board of Directors will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

TAXES

       Each Series has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund will not be subject to federal income tax to the extent its earnings are distributed.
       Each Series of the Fund is treated as a single tax entity, and any capital gains and losses for each Series are calculated separately. It is each Series' policy to pay out substantially all net investment income and net realized gains to relieve the Fund of federal income tax liability on that portion of its income paid to shareholders under the Internal Revenue Code.
       Each Series has no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, each Series intends to offset realized securities profits to the extent of the capital losses carried forward.

INVESTMENT MANAGEMENT
AGREEMENTS

       Delaware Management Company, Inc. ("Delaware Management"), located at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, furnishes investment management services to the Equity/Income, High Yield, Capital Reserves, Money Market, Growth, Multiple Strategy, Value and Emerging Growth Series. Delaware International Advisers Ltd. ("Delaware International"), located at Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ, furnishes investment management services to the International Equity and Global Bond Series. Such services are provided subject to the supervision and direction of the Fund's Board of Directors. Delaware International is affiliated with Delaware Management.
       Delaware Management and its predecessors have been managing the funds in the Delaware Group since 1938. The aggregate assets of these funds on December 31, 1995 were approximately $10,522,726,000. Investment advisory services are also provided to institutional accounts with assets on December 31, 1995 of approximately $17,606,321,000.
       The Investment Management Agreements for each Series, except the Global Bond Series, are dated April 3, 1995 and were approved by shareholders on March 29, 1995 and will remain in effect for an initial period of two years. The Investment Management Agreement for the Global Bond Series is dated May 1, 1996 and was approved by the initial shareholder on May 1, 1996 and will remain in effect for an initial period of two years. The Agreements may be renewed only if such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of the Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the directors of the Fund or by the respective investment manager. The Agreements will terminate automatically in the event of their assignments.
       The annual compensation paid by the Money Market Series for investment management services is equal to 5/10 of 1% of its average daily net assets, by the Growth, International Equity, Value, Emerging Growth and Global Bond Series is equal to 3/4 of 1% of its average daily net assets and, by each other Series is equal to 6/10 of 1% of average daily net assets, less, with the exception of the Value, Emerging Growth and Global Bond Series, each Series' proportionate share of all directors' fees paid to the unaffiliated directors of the Fund.
       On December 31, 1995, the total net assets of the Fund were $445,206,109, broken down as follows:

Equity/Income Series                    $109,003,456
High Yield Series                        $56,604,954
Capital Reserves Series                  $27,934,739
Money Market Series                      $16,338,182
Growth Series                            $58,122,589
Multiple Strategy Series                 $63,215,176
International Equity Series              $81,548,039
Value Series                             $11,929,310
Emerging Growth Series                   $20,509,664

       The Global Bond Series did not publicly offer its shares prior to May 1, 1996.
       The respective investment manager makes all investment decisions for the Series to which it provides investment management services. In addition, Delaware Management pays the salaries of all directors, officers and employees who are affiliated with both it and the Fund.
       For the year ended December 31, 1993, the investment management fee incurred by the Equity/Income Series amounted to $302,835 of which $298,117 was paid after consideration of the waiver described below. For the years ended December 31, 1994 and 1995, investment management fees paid by the Equity/Income Series amounted to $422,361 and $528,481, respectively. For the year ended December 31, 1993, such fee incurred by the Multiple Strategy Series amounted to $156,031 of which $127,098 was paid after consideration of the waiver described below. For the years ended December 31, 1994 and 1995, investment management fees paid by the Multiple Strategy Series amounted to $262,703 and $329,278, respectively. For the years ended December 31, 1993, 1994 and 1995, investment management fees incurred by the Growth Series amounted to $173,640, $274,800 and $357,930, respectively, of which $125,578, $244,127 and $336,345, respectively, were paid after considering the waiver described below. For the year ended December 31, 1993, the investment management fee incurred by the High Yield Series amounted to $123,285 of which $113,956 was paid after consideration of the waiver. For the years ended December 31, 1994 and 1995, investment management fees paid by the High Yield Series amounted to $241,993 and $311,242, respectively. For the year ended December 31, 1993, the investment management fee incurred by the Money Market Series amounted to $43,278 of which $36,993 was paid after consideration of the waiver. For the years ended December 31, 1994 and 1995, investment management fees paid by the Money Market Series amounted to $81,666 and $93,257, respectively. For the year ended December 31, 1993, the investment management fee incurred by the Capital Reserves Series amounted to $99,054 of which $89,445 was paid after consideration of the waiver. For the years ended December 31, 1994 and 1995, investment management fees paid by the Capital Reserves Series amounted to $150,708 and $157,204, respectively. For the year ended December 31, 1993, the investment management fee incurred by the International Equity Series amounted to $32,209 and no amount was paid by the Series due to the waiver described below. For the years ended December 31, 1994 and 1995, investment management fees incurred by the International Equity Series amounted to $294,997 and $525,376, respectively, and $209,618 and $457,751, respectively, were paid due to the waiver of fees described below. For the years ended December 31, 1994 and 1995, investment management fees incurred by the Value Series amounted to $25,775 and $65,528, respectively, and $4,738 and $51,016, respectively, were paid due to the waiver of fees described below. For the years ended December 31, 1994 and 1995, investment management fees incurred by the Emerging Growth Series amounted to $25,229 and $92,985, respectively, and $2,545 and $72,359, respectively, were paid due to the waiver of fees described below.
       Except for those expenses borne by the respective investment manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Series is responsible for all of its own expenses. Among others, these include the Series' proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. for the year ended December 31, 1995, the ratios of expenses to average daily net assets for the Series were as follows:

Equity/Income Series                     0.69%
High Yield Series                        0.69%
Capital Reserves Series                  0.71%
Money Market Series                      0.62%
Growth Series                            0.80%
Multiple Strategy Series                 0.69%
International Equity Series              0.80%
Value Series                             0.80%
Emerging Growth Series                   0.80%

      The expense ratio of the Growth, International Equity, Value and Emerging Growth Series reflect the waiver of fees described below.
      In connection with the High Yield, Capital Reserves and Money Market Series, Delaware Management elected voluntarily to waive its fee and reimburse these Series for the first six months following their public offering to the extent that any such Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed .80% of average daily net assets. This waiver has been extended through June 30, 1996. In connection with the Equity/Income, Multiple Strategy and Growth Series,

Delaware Management elected voluntarily to waive its fee and reimburse those Series to the extent that any such Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed
 .80% of average daily net assets for the period from July 1, 1992 through June 30, 1993. This waiver has been extended through June 30, 1996. Similarly, Delaware International has voluntarily elected to waive its fee and reimburse the International Equity and Global Bond Series to the extent the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses exceed .80% for the period from the commencement of the Series' operations through June 30, 1993 with respect to the International Equity Series and through June 30, 1996 with respect to the Global Bond Series. This waiver has been extended through June 30, 1996 with respect to the International Equity Series. In connection with the Value and Emerging Growth Series, Delaware Management has elected voluntarily to waive its fee and reimburse these Series for the period from the commencement of the Series' operations through June 30, 1994 to the extent that any such Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed .80% of average daily net assets. This waiver has been extended through June 30, 1996.

Distribution and Service

      Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, is the national distributor of each Series under Distribution Agreements dated April 3, 1995 for each Series except the Global Bond Series, whose Distribution Agreement is dated May 1, 1996. It is an affiliate of Delaware Management and Delaware International and bears all of the costs of promotion and distribution. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Series' shares. On that date Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly-owned subsidiaries of Delaware Management Holdings, Inc.
      Delaware Service Company, Inc., another affiliate of Delaware Management and Delaware International, is the Fund's shareholder servicing, dividend disbursing and transfer agent for the Equity/Income, High Yield, Capital Reserves, Multiple Strategy, Growth, International Equity, Value, Emerging Growth and Global Bond Series pursuant to the Amended and Restated Shareholders Services Agreement dated May 1, 1996 and for the Money Market Series pursuant to the Shareholders Services Agreement dated June 29, 1988. Delaware Service Company, Inc. is also an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

      The business and affairs of the Fund are managed under the direction of its Board of Directors.
      Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Group.
      DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Investment Counselors, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly-owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between the Fund on behalf of all of the Series, except Global Bond Series, and, as relevant, Delaware Management and Delaware International, were executed following shareholder approval. DMH, Delaware Management and Delaware International are now wholly-owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.
      Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (58)
      Chairman, President, Chief Executive Officer, Director and/or Trustee of the Fund, 15 other funds in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
      Chairman and Director of Delaware Pooled Trust, Inc., Delaware Investment
            Counselors, Inc. and Delaware Investment & Retirement Services, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer and
            Director of Delaware Management Company, Inc.
      Chairman, Chief Executive Officer and Director of Delaware International
            Advisers Ltd.
      Director of Delaware Distributors, Inc. and Delaware Service Company, Inc. During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.





----------------
*Director affiliated with the investment manager of the Fund and considered an "interested person" as defined in the Investment Company Act of 1940.

Winthrop S. Jessup (50)
      Executive Vice President of the Fund and 15 other funds in the Delaware
            Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
      President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Investment Counselors, Inc. Executive Vice President and Director of DMH Corp., Delaware Management
            Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
      Vice Chairman and Director of Delaware Distributors, Inc.
      Vice Chairman of Delaware Distributors, L.P.
      Director of Delaware Service Company, Inc., Delaware International
            Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
      During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (56)
      Executive Vice President of the Fund and each of the other 16 funds in the
            Delaware Group.
      Executive Vice President and Director of Delaware Management Company, Inc. Senior Vice President of Delaware Management Holdings, Inc.
      Director of Delaware International Advisers Ltd.
      During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (68)
      Director and/or Trustee of the Fund and each of the other 16 funds in the
            Delaware Group.
      460 North Gulph Road, King of Prussia, PA  19406.
      Board Chairman, Citadel Constructors, Inc.
      From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (57)
      Director and/or Trustee of the Fund and each of the other 16 funds in the
            Delaware Group.
      500 Fifth Avenue, New York, NY  10110.
      Founder and Managing Director, Anthony Knerr & Associates.
      From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
            Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (55)
      Director and/or Trustee of the Fund and each of the other 16 funds in the
            Delaware Group.
      785 Park Avenue, New York, NY  10021.
      Treasurer, National Gallery of Art.
      From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (75)
      Director and/or Trustee of the Fund and each of the other 16 funds in the
            Delaware Group.
      City Hall, Philadelphia, PA 19107.
      Philadelphia City Councilman.

Charles E. Peck (70)
      Director and/or Trustee of the Fund and each of the other 16 funds in the
            Delaware Group.
      P.O. Box 1102, Columbia, MD  21044.
      Secretary/Treasurer, Enterprise Homes, Inc.
      From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
           The Ryland Group, Inc., Columbia, MD.

David K. Downes (56)
      Senior Vice President/Chief Administrative Officer/Chief Financial Officer of the Fund, each of the other 16 funds in the Delaware Group and Delaware Management Company, Inc.
      Chairman and Director of Delaware Management Trust Company.
      Chief Executive Officer and Director of Delaware Investment & Retirement
            Services, Inc.
      Senior Vice President/Chief Administrative Officer/Chief Financial
            Officer/Treasurer of Delaware Management Holdings, Inc.
      Senior Vice President/Chief Financial Officer/Treasurer and Director of
            DMH Corp.
      Senior Vice President/Chief Administrative Officer and Director of
            Delaware Distributors, Inc.
      Senior Vice President/Chief Administrative Officer of Delaware
            Distributors, L.P.
      Senior Vice President/Chief Administrative Officer/Chief Financial Officer
            and Director of Delaware Service Company, Inc.
      Chief Financial Officer and Director of Delaware International Holdings
            Ltd.
      Senior Vice President/Chief Financial Officer/Treasurer of Delaware
            Investment Counselors, Inc.
      Senior Vice President/Chief Financial Officer and Director of Founders
            Holdings, Inc.
      Director of Delaware International Advisers Ltd.
      Before joining the Delaware Group in 1992, Mr. Downes was Chief
            Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (49)
      Senior Vice President and Secretary of the Fund, each of the other 16 funds in the Delaware Group, Delaware Management Holdings, Inc., Delaware Distributors, L.P. and Delaware Investment Counselors, Inc.
      Executive Vice President, Secretary and Director of Delaware Management
            Trust Company.
      Senior Vice President, Secretary and Director of DMH Corp., Delaware
            Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Investment & Retirement Services, Inc. and Founders Holdings, Inc.
      Secretary and Director of Delaware International Holdings Ltd.
      Director of Delaware International Advisers Ltd.
      Attorney.
      During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Paul E. Suckow (48)
      Executive Vice President/Chief Investment Officer, Fixed Income of the
            Fund, each of the other 16 the Delaware Group and Delaware Management Company, Inc.
      Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
            Management Holdings, Inc.
      Senior Vice President and Director of Founders Holdings, Inc.
      Director of Founders CBO Corporation.
      Before returning to the Delaware Group in 1993, Mr. Suckow was Executive
            Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed income portfolio manager for the Delaware Group.

Edward N. Antoian (40)
      Vice President/Senior Portfolio Manager of the Fund, of seven other equity funds in the Delaware Group and of Delaware Management Company, Inc.
      During the past five years, Mr. Antoian has served in such capacities within the Delaware organization.

David C. Dalrymple (38)
      Vice President/Senior Portfolio Manager of the Fund and seven other equity funds in the Delaware Group.
      Before joining the Delaware Group in 1991, Mr. Dalrymple was an Assistant
            Portfolio Manager for Lord Abbett and Company, New York, N.Y. from 1986 to 1991.

John B. Fields (50)
      Vice President/Senior Portfolio Manager of the Fund, of seven other equity funds in the Delaware Group and of Delaware Management Company, Inc.
      Before joining the Delaware Group in 1992, Mr. Fields served as a director of domestic equity risk management for DuPont, Wilmington, DE.

George H. Burwell (34)
      Vice President/Senior Portfolio Manager of the Fund, of seven other equity funds in the Delaware Group and of Delaware Management Company, Inc.
      Before joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

Gary A. Reed (41)
      Vice President/Senior Portfolio Manager of the Fund, of the tax-exempt and other income funds in the Delaware Group, Delaware Management Company, Inc. and Delaware Investment Counselors, Inc.
      During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

Gerald T. Nichols (38)
      Vice President/Senior Portfolio Manager of the Fund, of nine other income funds in the Delaware Group, the closed-end funds in the Delaware Group and Delaware Management Company, Inc.
      Vice President of Founders Holdings, Inc.
      Treasurer and Director of Founders CBO Corporation.
      During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

Paul A. Matlack (36)
      Vice President/Senior Portfolio Manager of the Fund, of nine other income funds in the Delaware Group, the closed-end funds in the Delaware Group and Delaware Management Company, Inc.
      Vice President of Founders Holdings, Inc.
      Secretary and Director of Founders CBO Corporation.
      During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (46)
      Vice President/Corporate Controller of the Fund, each of the other 16 funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Investment Counselors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
      Chief Financial Officer/Treasurer of Delaware Investment & Retirement
            Services, Inc.
      Executive Vice President/Chief Financial Officer/Treasurer of Delaware
            Management Trust Company.
      Assistant Treasurer of Founders CBO Corporation.
      1818 Market Street, Philadelphia, PA  19103.
      Before joining the Delaware Group in 1992, Mr. Hastings was Chief
            Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (33)
      Vice President/Treasurer of the Fund, each of the other 16 funds in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
      Assistant Treasurer of Founders CBO Corporation.
      Vice President/Manager of Investment Accounting of Delaware International
            Holdings Ltd.
      Before joining the Delaware Group in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

      The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the year ended December 31, 1995 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of December 31, 1995.

                                                         Pension or
                                                         Retirement          Estimated          Total
                                                          Benefits            Annual        Compensation
                                  Aggregate                Accrued           Benefits        from all 17
                                Compensation             as Part of            Upon           Delaware
Name                             from Fund              Fund Expenses       Retirement*      Group Funds

W. Thacher Longstreth             $2,336                     None             $18,100         $61,324
Ann R. Leven                      $2,475                     None             $18,100         $66,324
Walter P. Babich                  $2,345                     None             $18,100         $64,188
Anthony D. Knerr                  $2,447                     None             $18,100         $65,324
Charles E. Peck                   $2,178                     None             $18,100         $58,188

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 years and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of December 31, 1995, he or she would be entitled to annual payments totaling $18,100, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

GENERAL INFORMATION

         Delaware Management is the investment manager of each Series of the Fund other than the International Equity and Global Bond Series. Delaware International is the investment manager of the International Equity and Global Bond Series. Delaware Management or its affiliate, Delaware International, manages the other funds in the Delaware Group. Delaware Management, through a separate division, also manages private investment accounts. While investment decisions for each Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         Delaware Distributors, L.P. acts as national distributor for the Fund and for the other mutual funds in the Delaware Group.
         In addition, Delaware Service Company, Inc., an affiliate of Delaware Management, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors.
         Delaware Management and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with Delaware Management or its distribution relationship with Delaware Distributors, L.P., Delaware Management and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

         The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for the Fund by Messrs. Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.
         The initial public offering date for the Equity/Income, High Yield, Capital Reserves, Money Market and Multiple Strategy Series was July 28, 1988. The initial public offering date for the Growth Series was July 2, 1991. The International Equity Series commenced operations on October 29, 1992. The Value and Emerging Growth Series commenced operations on December 27, 1993. The initial public offering date for the Global Bond Series was May 1, 1996.

Capitalization
         The Fund has a present authorized capitalization of five hundred million shares of capital stock with a $.01 par value per share. The Board of Directors has allocated fifty million shares to each Series. While all shares have equal voting rights on matters affecting the entire Fund, each Series would vote separately on any matter which affects only that Series, such as investment objective and policy or action to dissolve the Series, and as otherwise prescribed by the 1940 Act. Shares of each Series have a priority in that

Series' assets, and in gains on and income from the portfolio of that Series. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable. All shares participate equally in dividends, and upon liquidation would share equally.

Noncumulative Voting
         Series shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.
         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission ("SEC"). Shareholders may obtain a copy of the Registration Statement by contacting the SEC in Washington, DC.

APPENDIX A--DESCRIPTION OF RATINGS

Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.
         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.
         Excerpts from Duff and Phelps, Inc.'s description of its two highest ratings: Category 1--Top Grade: Duff 1-Plus--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-Minus--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Category 2--Good
Grade: Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds' needs may enlarge total financing requirements, access to capital markets is good.
Risk factors are small.
         Excerpts from Fitch Investors Service, Inc.'s description of its two highest ratings: F-1--Highest grade commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. F-2--Very good grade issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

APPENDIX B

The Company Life Cycle
         Traditional business theory contends that a typical company progresses through basically four stages of development, keyed closely to a firm's sales.

         1. Emerging Growth--a period of experimentation in which the company builds awareness of a new product or firm.

         2. Accelerated Development--a period of rapid growth with potentially high profitability and acceptance of the product.

         3. Maturing Phase--a period of diminished real growth due to dependence on replacement or sustained product demand.

         4. Cyclical Stage--a period in which a company faces a potential saturation of demand for its product. At this point, a firm either diversifies or becomes obsolete.

         The Growth Series concentrates on seeking and actively managing the potentials held by firms entering phase 2 of this development cycle. The following illustration of a firm's hypothetical development is intended to graphically depict the full development cycle.


                        Hypothetical Corporate Life Cycle

         Hypothetical Corporate Life Cycle Chart shows in a line illustration, the stages that a typical company would go through, beginning with the emerging state where sales growth continues at a steep pace to the mature phase where growth levels off to the cyclical stage where sales show more definitive highs and lows.



















         The above chart illustrates the path traditionally followed by companies that successfully survive the growth sequence.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditor for each Series of the Fund and, in its capacity as such, audits the financial statements of each Series contained in the Fund's Annual Report. The Series' Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditor, for the year ended December 31, 1995 are included in the Fund's Annual Report to shareholders. The financial statements and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



                                     PART C
                                     ------

                                Other Information
                                -----------------

Item 24. Financial Statements and Exhibits

        (a)      Financial Statements:

                Part A      -   Financial Highlights

               *Part B      -   Statements of Net Assets
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements
                                Accountant's Report


         *The financial statements and Accountant's Report listed above are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended
          December 31, 1995.

       (b)   Exhibits:

             (1) Articles of Incorporation.

                 (a) Articles of Incorporation, as amended and supplemented through January 22, 1996, incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                 (b) Articles Supplementary to Articles of Incorporation
                     (April 1996) attached as Exhibit.

             (2) By-Laws. By-Laws, as amended through April 27, 1995,
                 incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

             (3) Voting Trust Agreement. Inapplicable.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



             (4) Copies of All Instruments Defining the Rights of Holders.

                 (a) Articles of Incorporation, Articles of Amendment and
                     Articles Supplementary.

                     (i) Article Fifth, Article Seventh, Article Eighth and Article Tenth of Articles of Incorporation (February 17, 1987), Article Second of Articles Supplementary (January 29, 1988), Article One of Articles of Amendment (July 27, 1989), Article Second of Articles Supplementary (April 25, 1991), Article Second of Articles Supplementary (July 28, 1992) and Article Second of Articles Supplementary (October 11, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                     (ii) Articles of Amendment (1996) attached as Exhibit 24(b)(1)(b).

                 (b) By-Laws. Article II, Article III, as amended, and Article
                     XIII, which was subsequently designated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

             (5) Investment Management Agreements.

                 (a) Investment Management Agreement between Delaware Management
                     Company, Inc. and the Registrant on behalf of the Emerging Growth Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                 (b) Investment Management Agreement between Delaware Management
                     Company, Inc. and the Registrant on behalf of the Growth Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                 (c) Investment Management Agreement between Delaware
                     International Advisers, Ltd. and the Registrant on behalf of the International Equity Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                 (d) Investment Management Agreement between Delaware Management
                     Company, Inc. and the Registrant on behalf of the Money Market Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



                 (e) Investment Management Agreement between Delaware Management
                     Company, Inc. and the Registrant on behalf of the Equity/Income, High Yield, Capital Reserves and Multiple Strategy Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                 (f) Investment Management Agreement between Delaware Management
                     Company, Inc. and the Registrant on behalf of the Value Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                 (g) Investment Management Agreement between Delaware
                     International Advisers Ltd. and the Registrant on behalf of the Global Bond Series (May 1, 1996) attached as Exhibit.

             (6) Distribution Agreements.

                 (a) Executed Distribution Agreement between Delaware
                     Distributors, L.P. and the Registrant on behalf of the Equity/Income, High Yield, Capital Reserves and Multiple Strategy Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                 (b) Executed Distribution Agreement between Delaware
                     Distributors, L.P. and the Registrant on behalf of the Money Market Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                 (c) Executed Distribution Agreement between Delaware
                     Distributors, L.P. and the Registrant on behalf of the Growth Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                 (d) Executed Distribution Agreement between Delaware
                     Distributors, L.P. and the Registrant on behalf of the International Equity Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                 (e) Executed Distribution Agreement between Delaware
                     Distributors, L.P. and the Registrant on behalf of the Value Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.


                 (f) Executed Distribution Agreement between Delaware
                     Distributors, L.P. and the Registrant on behalf of the Emerging Growth Series (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                 (g) Distribution Agreement between Delaware Distributors, L.P.
                     and the Registrant on behalf of the Global Bond Series (May 1, 1996) attached as Exhibit.

             (7) Bonus, Profit Sharing, Pension Contracts. Amended and Restated
                 Profit Sharing Plan (November 17, 1994) and Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995 and Post-Effective Amendment No. 16 filed January 22, 1996.

             (8) Custodian Agreements.

                 (a) Incorporated into this filing by reference to
                     Post-Effective Amendment No. 3 filed April 26, 1989, Post-Effective Amendment No. 8 filed December 30, 1991, Post-Effective Amendment No. 11 filed April 28, 1993 and Post-Effective Amendment No. 14 filed July 29, 1994.

                 (b) Custodian Agreement between The Chase Manhattan Bank, N.A.
                     and the Registrant on behalf of the Global Bond Series (May 1, 1996) attached as Exhibit.

             (9) Other Material Contracts.

                 (a) Shareholders Services Agreement between Delaware Service
                     Company, Inc. and the Registrant on behalf of the Money Market Series incorporated into this filing by reference to Post-Effective Amendment No. 2 filed July 13, 1988.

                 (b) Amended and Restated Shareholders Services Agreement
                     between Delaware Service Company, Inc. and the Registrant on behalf of the High Yield Series, Capital Reserves Series, Equity/Income Series, Multiple Strategy Series, Growth Series, International Equity Series, Value Series, Emerging Growth Series and Global Bond Series (May 1, 1996) attached as Exhibit.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.



            (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on
                 February 27, 1996.

            (11) Consent of Auditors. Attached as Exhibit.

            (12) Inapplicable.

            (13) Subscription Agreement. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed October 13, 1987.

         (14-15) Inapplicable.

            (16) Schedules of Computation for each Performance Quotation.
                 Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                        Schedules of Computation for each
                        Performance Quotation for periods not
                        previously electronically filed attached as
                        Exhibit.

            (17) Financial Data Schedules. Attached as Exhibit.

            (18) Inapplicable.

            (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

Item 25. Persons Controlled by or under Common Control with Registrant.  None.

Item 26. Number of Holders of Securities.

         (1)                                              (2)

                                                     Number of
 Title of Class                                      Record Holders
 --------------                                      ---------------

 Delaware Group Premium Fund, Inc.'s
 High Yield Series
 Common Stock Par Value                              6 Accounts as of
 $.01 Per Share                                      February 29, 1996

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.

                                                     Number of
 Title of Class                                      Record Holders
 --------------                                      ---------------

 Delaware Group Premium Fund, Inc.'s
 Capital Reserves Series
 Common Stock Par Value                              6 Accounts as of
 $.01 Per Share                                      February 29, 1996

 Delaware Group Premium Fund, Inc.'s
 Equity/Income Series
 Common Stock Par Value                              6 Accounts as of
 $.01 Per Share                                      February 29, 1996

 Delaware Group Premium Fund, Inc.'s
 Multiple Strategy Series
 Common Stock Par Value                              8 Accounts as of
 $.01 Per Share                                      February 29, 1996

 Delaware Group Premium Fund, Inc.'s
 Money Market Series
 Common Stock Par Value                              6 Accounts as of
 $.01 Per Share                                      February 29, 1996

 Delaware Group Premium Fund, Inc.'s
 Growth Series
 Common Stock Par Value                              6 Accounts as of
 $.01 Per Share                                      February 29, 1996

 Delaware Group Premium Fund, Inc.'s
 International Equity Series
 Common Stock Par Value                              10 Accounts as of
 $.01 Per Share                                      February 29, 1996

 Delaware Group Premium Fund, Inc.'s
 Value Series
 Common Stock Par Value                              3 Accounts as of
 $.01 Per Share                                      February 29, 1996

 Delaware Group Premium Fund, Inc.'s
 Emerging Growth Series
 Common Stock Par Value                              3 Accounts as of
 $.01 Per Share                                      February 29, 1996
                                       vi

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.

                                                     Number of
 Title of Class                                      Record Holders*
 --------------                                      ---------------

 Delaware Group Premium Fund, Inc.'s
 Global Bond Series
 Common Stock Par Value                              0 Accounts as of
 $.01 Per Share                                      February 29, 1996

* Shares of the Global Bond Series were not offered prior to the effective date of this Registration Statement.

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed May 14, 1987 and Article VII of the Amendment to By-Laws (February 16, 1989) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

Item 28. Business and Other Connections of Investment Adviser.

             (a) Delaware Management Company, Inc. ("DMC") serves as investment manager to the Equity/Income, High Yield, Capital Reserves, Money Market, Growth, Multiple Strategy, Emerging Growth and Value Series. In addition, DMC also serves as investment manager or sub-adviser to certain other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Delchester High-Yield Bond Fund, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust- Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Dividend and Income Fund, Inc., and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of DMC also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by DMC's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing and transfer agent for all of the mutual funds in the Delaware Group.

          The following persons serving as directors or officers of DMC have held the following positions with the Registrant during the past two years:

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with DMC and its
Business Address*                         Affiliates and Other Positions and Offices Held
------------------                        -------------------------------------------------
Wayne A. Stork                            Chairman of the Board, President, Chief Executive Officer, Chief Investment
                                          Officer and Director of Delaware Management Company, Inc.; President, Chief
                                          Executive Officer, Chairman of the Board and Director of the Registrant and,
                                          with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                                          Delaware International Holdings Ltd. and Founders Holdings, Inc.; Chairman of
                                          the Board and Director of Delaware Pooled Trust, Inc., Delaware Investment
                                          Counselors, Inc. and Delaware Investment & Retirement Services, Inc.;
                                          Chairman, Chief Executive Officer and Director of Delaware International
                                          Advisers Ltd.; and Director of Delaware Distributors, Inc. and Delaware Service
                                          Company, Inc.

Winthrop S. Jessup                        Executive Vice President and Director of Delaware Management Company, Inc.,
                                          DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.;
                                          Executive Vice President of the Registrant and, with the exception of Delaware
                                          Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware
                                          Management Holdings, Inc.; President and Chief Executive Officer of Delaware
                                          Pooled Trust, Inc.; Vice Chairman of Delaware Distributors, L.P.; Vice
                                          Chairman and Director of Delaware Distributors, Inc.; Director of Delaware
                                          Service Company, Inc., Delaware Management Trust Company, Delaware
                                          International Advisers Ltd. and Delaware Investment & Retirement Services,
                                          Inc.; and President and Director of Delaware Investment Counselors, Inc.

Richard G. Unruh, Jr.                     Executive Vice President and Director of Delaware Management Company, Inc.;
                                          Executive Vice President of the Registrant and each of the other funds in the
                                          Delaware Group; Senior Vice President of Delaware Management Holdings, Inc.; and
                                          Director of Delaware International Advisers Ltd.

                                          Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                          1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                          Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with DMC and its
Business Address*                         Affiliates and Other Positions and Offices Held
------------------                        -------------------------------------------------

Paul E. Suckow                            Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                          Management Company, Inc., the Registrant and each of the other funds in the
                                          Delaware Group; Senior Vice President/Chief Investment Officer, Fixed Income of
                                          Delaware Management Holdings, Inc.; Senior Vice President and Director of Founders
                                          Holdings, Inc.; and Director of Founders CBO Corporation

David K. Downes                           Senior Vice President, Chief Administrative Officer and Chief Financial Officer of
                                          Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust Company;
                                          Senior Vice President, Chief Administrative Officer, Chief Financial Officer and
                                          Treasurer of Delaware Management Holdings, Inc.; Senior Vice President, Chief
                                          Financial Officer, Treasurer and Director of DMH Corp.; Senior Vice President and
                                          Chief Administrative Officer of Delaware Distributors, L.P.; Senior Vice President,
                                          Chief Administrative Officer and Director of Delaware Distributors, Inc.; Senior
                                          Vice President, Chief Administrative Officer, Chief Financial Officer and Director
                                          of Delaware Service Company, Inc.; Chief Financial Officer and Director of Delaware
                                          International Holdings Ltd.; Senior Vice President, Chief Financial Officer and
                                          Treasurer of Delaware Investment Counselors, Inc.; Senior Vice President, Chief
                                          Financial Officer and Director of Founders Holdings, Inc.; Chief Executive Officer
                                          and Director of Delaware Investment & Retirement Services, Inc.; and Director of
                                          Delaware International Advisers Ltd.

                                          Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn,
                                          Inc. since 1992, 8 Clayton Place, Newtown Square, PA


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with DMC and its
Business Address*                         Affiliates and Other Positions and Offices Held
------------------                        -------------------------------------------------

George M. Chamberlain, Jr.                Senior Vice President, Secretary and Director of Delaware Management
                                          Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                                          Company, Inc., Founders Holdings, Inc. and Delaware Investment & Retirement
                                          Services, Inc.; Senior Vice President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P., Delaware
                                          Investment Counselors, Inc. and Delaware Management Holdings, Inc.;
                                          Executive Vice President, Secretary and Director of Delaware Management
                                          Trust Company; Secretary and Director of Delaware International Holdings
                                          Ltd.; and Director of Delaware International Advisers Ltd.

                                          Director of ICI Mutual Insurance Co. since 1992, P.O. Box 730, Burlington, VT

Richard J. Flannery                       Managing Director/Corporate Tax & Affairs of Delaware Management
                                          Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                                          Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                          Delaware Management Trust Company, Delaware Investment Counselors, Inc.,
                                          Founders CBO Corporation and Delaware Investment & Retirement Services,
                                          Inc.; Vice President of the Registrant and each of the other funds in the
                                          Delaware Group; Managing Director/Corporate Tax & Affairs and Director of
                                          Founders Holdings, Inc.; Managing Director and Director of Delaware
                                          International Holdings Ltd.; and Director of Delaware International Advisers
                                          Ltd.

                                          Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                                          PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                          since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)                      Vice President and Treasurer of Delaware Management Company, Inc., the
                                          Registrant, each of the other funds in the Delaware Group, Delaware
                                          Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.
                                          and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO Corporation;
                                          and Vice President and Manager of Investment Accounting of Delaware
                                          International Holdings Ltd.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with DMC and its
Business Address*                         Affiliates and Other Positions and Offices Held
------------------                        -------------------------------------------------

Eric E. Miller                            Vice President and Assistant Secretary of Delaware Management Company,
                                          Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                          Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                          Distributors, Inc., Delaware Service Company, Inc., Delaware Management
                                          Trust Company, Founders Holdings, Inc., Delaware Investment Counselors, Inc.
                                          and Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro                       Vice President and Assistant Secretary of Delaware Management Company,
                                          Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                          Management Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                          Inc., Delaware Service Company, Inc., DMH Corp., Delaware Management
                                          Trust Company, Delaware Investment Counselors, Inc., Delaware Investment &
                                          Retirement Services, Inc. and Founders Holdings, Inc.; and Assistant Secretary
                                          of Founders CBO Corporation and Delaware International Holdings Ltd.

                                          General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln.,
                                          Philadelphia, PA

John M. Zerr(2)                           Vice President and Assistant Secretary of Delaware Management Company,
                                          Inc., the Registrant, each of the other funds in the Delaware Group, DMH
                                          Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                          Service Company, Inc., Delaware Management Trust Company, Delaware
                                          Investment Counselors, Inc. and Delaware Investment & Retirement Services,
                                          Inc.

                                          Secretary and Counsel of Renovisions, Inc. since 1990, 4284 South Dixi Road,
                                          Resaca, GA

Joseph H. Hastings                        Vice President/Corporate Controller of Delaware Management Company, Inc.,
                                          the Registrant, each of the other funds in the Delaware Group, Delaware
                                          Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                          Distributors, Inc., Delaware Service Company, Inc., Delaware Investment
                                          Counselors, Inc., Founders Holdings, Inc. and Delaware International Holdings
                                          Ltd.; Executive Vice President, Chief Financial Officer and Treasurer of
                                          Delaware Management Trust Company; Chief Financial Officer and Treasurer
                                          of Delaware Investment & Retirement Services, Inc.; and Assistant Treasurer of
                                          Founders CBO Corporation


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with DMC and its
Business Address*                         Affiliates and Other Positions and Offices Held
------------------                        -------------------------------------------------


Bruce A. Ulmer                            Vice President/Director of Internal Audit of Delaware Management Company, Inc., the
                                          Registrant, each of the other funds in the Delaware Group, Delaware Management
                                          Holdings, Inc., DMH Corp. and Delaware Management Trust Company; and Vice
                                          President/Internal Audit of Delaware Investment & Retirement Services, Inc.

Steven T. Lampe(3)                        Vice President/Taxation of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                                          Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                          Company, Inc., Delaware Management Trust Company, Founders Holdings, Inc., Founders
                                          CBO Corporation and Delaware Investment Counselors, Inc.

Lisa O. Brinkley(4)                       Vice President/Compliance of Delaware Management Company, Inc., the Registrant,
                                          each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors,
                                          L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                          Management Trust Company, Delaware Investment Counselors, Inc. and Delaware
                                          Investment & Retirement Services, Inc.

Rosemary E. Milner                        Vice President/Legal of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                                          Distributors, Inc.

Douglas L. Anderson                       Vice President/Operations of Delaware Management Company, Inc., Delaware Service
                                          Company, Inc. and Delaware Investment & Retirement Services, Inc.; and Vice
                                          President/Operations and Director of Delaware Management Trust Company

Michael T. Taggart                        Vice President/Facilities Management and Administrative Services of Delaware
                                          Management Company, Inc.

Gerald T. Nichols                         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                          Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                          Treasurer and Director of Founders CBO Corporation




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with DMC and its
Business Address*                         Affiliates and Other Positions and Offices Held
------------------                        -------------------------------------------------


J. Michael Pokorny                        Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Gary A. Reed                              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                          Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                          Group and Delaware Investment Counselors, Inc.

Paul A. Matlack                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                          Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                          Secretary and Director of Founders CBO Corporation

Patrick P. Coyne                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                          Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                          Group

Roger A. Early(5)                         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                          Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                          Group

Edward N. Antoian                         Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Inc., the Registrant and each of the equity funds in the Delaware Group

                                          General Partner of Zeke Investment Partners since 1991, 569 Canterbury Lane,
                                          Berwyn, PA

George H. Burwell                         Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields                            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                          Registrant, each of the equity funds in the Delaware Group and Delaware Investment
                                          Counselors, Inc.

David C. Dalrymple                        Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Inc., the Registrant and each of the equity funds in the Delaware Group


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with DMC and its
Business Address*                         Affiliates and Other Positions and Offices Held
------------------                        -------------------------------------------------

Faye P. Staples(6)                        Vice President/Human Resources of Delaware Management Company, Inc.,
                                          Delaware Distributors, L.P. and Delaware Distributors, Inc.; and Vice
                                          President/Director of Human Resources of Delaware Service Company, Inc.

Daniel H. Carlson(7)                      Vice President/Marketing Manager of Delaware Management Company, Inc.


1 VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to
   June 1995.
2  ATTORNEY, Ballard, Spahr, Andrews & Ingersoll prior to July 1995.
3  TAX MANAGER, Price Waterhouse prior to October 1995.
4 VICE PRESIDENT AND COMPLIANCE OFFICER, Banc One Securities Corporation prior to June 1994 and ASSISTANT VICE PRESIDENT AND COMPLIANCE OFFICER, Aetna Life and Casualty prior to March 1993.
5 SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER, Federated Investors prior to July 1994.
6  VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.
7  PRINCIPAL AND CONSULTANT, Buck Consultants prior to October 1995.

             (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to the International Equity and Global Bond Series of the Registrant. In addition, Delaware International also serves as investment manager or sub-adviser to certain other funds in the Delaware Group (Delaware Pooled Trust, Inc., Delaware Group Global & International Funds, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and other institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

Name and Principal                        Positions and Offices with Delaware International Advisers Ltd.
Business Address                          and its Affiliates and Other Positions and Offices Held
------------------                        ---------------------------------------------------------------
*Wayne A. Stork                           Chairman of the Board, Chief Executive Officer and Director of Delaware
                                          International Advisers Ltd.; President, Chief Executive Officer, Chairman of the
                                          Board and Director of the Registrant and, with the exception of Delaware Pooled
                                          Trust, Inc., each of the other funds in the Delaware Group, Delaware
                                          Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd.
                                          and Founders Holdings, Inc.; Chairman of the Board and Director of Delaware
                                          Pooled Trust, Inc., Delaware Investment Counselors, Inc. and Delaware
                                          Investment & Retirement Services, Inc.; Chairman of the Board, President, Chief
                                          Executive Officer, Chief Investment Officer and Director of Delaware
                                          Management Company, Inc.; and Director of Delaware Distributors, Inc. and
                                          Delaware Service Company, Inc.

**G. Roger H. Kitson                      Vice Chairman and Director of Delaware International Advisers Ltd.


 * Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address is Veritas House, 125 Finsbury Pavement, London, England
   EC2A 1NQ.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with Delaware International Advisers Ltd.
Business Address                          and its Affiliates and Other Positions and Offices Held
------------------                        ----------------------------------------------------------------
**David G. Tilles                         Managing Director, Chief Investment Officer and Director of Delaware
                                          International Advisers Ltd.

**John Emberson                           Secretary/Compliance Officer/Finance Director and Director of Delaware
                                          International Advisers Ltd.

*David K. Downes                          Director of Delaware International Advisers Ltd.; Senior Vice President, Chief
                                          Administrative Officer, Chief Financial Officer and Treasurer of Delaware
                                          Management Holdings, Inc.; Senior Vice President/Chief Administrative
                                          Officer/Chief Financial Officer of Delaware Management Company, Inc., the
                                          Registrant and each of the other funds in the Delaware Group; Chairman and
                                          Director of Delaware Management Trust Company; Senior Vice President, Chief
                                          Financial Officer, Treasurer and Director of DMH Corp.; Senior Vice President
                                          and Chief Administrative Officer of Delaware Distributors, L.P.; Senior Vice
                                          President, Chief Administrative Officer and Director of Delaware Distributors,
                                          Inc.; Senior Vice President, Chief Administrative Officer, Chief Financial
                                          Officer and Director of Delaware Service Company, Inc.; Chief Financial
                                          Officer and Director of Delaware International Holdings Ltd.; Senior Vice
                                          President, Chief Financial Officer and Treasurer of Delaware Investment
                                          Counselors, Inc.; Chief Executive Officer and Director of Delaware Investment
                                          & Retirement Services, Inc.; and Senior Vice President, Chief Financial Officer
                                          and Director of Founders Holdings, Inc.

                                          Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn,
                                          Inc. since 1992, 8 Clayton Place, Newtown Square, PA

*George M. Chamberlain, Jr.               Director of Delaware International Advisers Ltd.; Senior Vice President and
                                          Secretary of the Registrant, each of the other funds in the Delaware Group,
                                          Delaware Distributors, L.P., Delaware Management Holdings, Inc. and
                                          Delaware Investment Counselors, Inc.; Senior Vice President, Secretary and
                                          Director of Delaware Management Company, Inc., DMH Corp., Delaware
                                          Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc.
                                          and Delaware Investment & Retirement Services, Inc.; Executive Vice
                                          President, Secretary and Director of Delaware Management Trust Company; and
                                          Secretary and Director of Delaware International Holdings Ltd.

                                          Director of ICI Mutual Insurance Co. since 1992, P.O. Box 730, Burlington, VT

 * Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address is Veritas House, 125 Finsbury Pavement, London, England
   EC2A 1NQ.
                                       xv

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with Delaware International Advisers Ltd.
Business Address                          and its Affiliates and Other Positions and Offices Held
------------------                        ----------------------------------------------------------------
*Winthrop S. Jessup                       Director of Delaware International Advisers Ltd., Delaware Service Company,
                                          Inc., Delaware Management Trust Company and Delaware Investment &
                                          Retirement Services, Inc.; Executive Vice President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                                          Delaware Group and Delaware Management Holdings, Inc.; President and Chief
                                          Executive Officer of Delaware Pooled Trust, Inc.; Executive Vice President and
                                          Director of DMH Corp., Delaware Management Company, Inc., Delaware
                                          International Holdings Ltd. and Founders Holdings, Inc.; Vice Chairman of
                                          Delaware Distributors, L.P.; Vice Chairman and Director of Delaware
                                          Distributors, Inc.; and President and Director of Delaware Investment
                                          Counselors, Inc.

*Richard G. Unruh, Jr.                    Director of Delaware International Advisers Ltd.; Executive Vice President and
                                          Director of Delaware Management Company, Inc.; Executive Vice President of
                                          the Registrant and each of the other funds in the Delaware Group; and Senior
                                          Vice President of Delaware Management Holdings, Inc.

                                          Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                          1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                          Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA

*Richard J. Flannery                      Director of Delaware International Advisers Ltd.; Managing Director/Corporate
                                          Tax & Affairs of Delaware Management Holdings, Inc., DMH Corp., Delaware
                                          Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                          Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                                          Delaware Investment Counselors, Inc., Founders CBO Corporation and
                                          Delaware Investment & Retirement Services, Inc.; Vice President of the
                                          Registrant and each of the other funds in the Delaware Group; Managing
                                          Director/Corporate & Tax Affairs and Director of Founders Holdings, Inc.; and
                                          Managing Director and Director of Delaware International Holdings Ltd.

                                          Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                                          PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                          since 1991, Bulltown Rd., Elverton, PA

 * Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address is Veritas House, 125 Finsbury Pavement, London, England
   EC2A 1NQ.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.

Name and Principal                        Positions and Offices with Delaware International Advisers Ltd.
Business Address                          and its Affiliates and Other Positions and Offices Held
------------------                        ----------------------------------------------------------------
*John C. E. Campbell                      Director of Delaware International Advisers Ltd.

*George E. Deming                         Director of Delaware International Advisers Ltd.

**Timothy W. Sanderson                    Senior Portfolio Manager/Deputy Compliance Officer/Director Equity Research
                                          and Director of Delaware International Advisers Ltd.

**Clive A. Gillmore                       Senior Portfolio Manager/Director U.S. Mutual Fund Liaison and Director of
                                          Delaware International Advisers Ltd.

**Hamish O. Parker                        Senior Portfolio Manager/Director U.S. Marketing Liaison and Director of
                                          Delaware International Advisers Ltd.

**Ian G. Sims                             Senior Portfolio Manager/Deputy Managing Director and Director of Delaware
                                          International Advisers Ltd.

**Elizabeth A. Desmond                    Senior Portfolio Manager of Delaware International Advisers Ltd.

**Gavin A. Hall                           Senior Portfolio Manager of Delaware International Advisers Ltd.

Item 29. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group. Delaware Distributors, L.P. also serves as underwriter for Lincoln Advisor Funds, Inc.

         (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                                 Positions and Offices                       Positions and Offices
Business Address*                                  with Underwriter                            with Registrant
------------------                                 ---------------------                       ---------------------
Delaware Distributors, Inc.                        General Partner                             None

 * Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address is Veritas House, 125 Finsbury Pavement, London, England
   EC2A 1NQ.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.



Name and Principal                                 Positions and Offices                       Positions and Offices
Business Address*                                  with Underwriter                            with Registrant
------------------                                 ---------------------                       ---------------------
Delaware Management                                                                            Investment Manager to
Company, Inc.                                      Limited Partner                             Equity/Income, High-Yield,
                                                                                               Capital Reserves, Money Market,
                                                                                               Growth, Multiples Strategy,
                                                                                               Emerging Growth and Value Series

Delaware Investment
Counselors, Inc.                                   Limited Partner                             None

Winthrop S. Jessup                                 Vice Chairman                               Executive Vice President

Keith E. Mitchell                                  President and Chief                         None
                                                   Executive Officer

David K. Downes                                    Senior Vice President and                   Senior Vice President/Chief
                                                   Chief Administrative Officer                Administrative Officer/Chief
                                                                                               Financial Officer

George M. Chamberlain, Jr.                         Senior Vice President/                      Senior Vice President/
                                                   Secretary                                   Secretary

J. Lee Cook                                        Senior Vice President/                      None
                                                   National Sales Manager

Stephen H. Slack                                   Senior Vice President/                      None
                                                   Wholesaler

William F. Hostler                                 Senior Vice President/                      None
                                                   Marketing Services

Minette van Noppen                                 Senior Vice President/                      None
                                                   Retirement Services

Thomas E. Sawyer                                   Senior Vice President/                      None
                                                   Wholesaler

J. Chris Meyer                                     Senior Vice President                       None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                      xviii

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.



Name and Principal                                 Positions and Offices                       Positions and Offices
Business Address*                                  with Underwriter                            with Registrant
------------------                                 ---------------------                       ---------------------
Dana B. Hall                                       Senior Vice President/                      None
                                                   Key Accounts

Richard J. Flannery                                Managing Director/Corporate                 Vice President
                                                   & Tax Affairs

Eric E. Miller                                     Vice President/                             Vice President/
                                                   Assistant Secretary                         Assistant Secretary

Richelle S. Maestro                                Vice President/                             Vice President/
                                                   Assistant Secretary                         Assistant Secretary

John M. Zerr                                       Vice President/                             Vice President/
                                                   Assistant Secretary                         Assistant Secretary

Michael P. Bishof                                  Vice President/Treasurer                    Vice President/Treasurer

Joseph H. Hastings                                 Vice President/                             Vice President/
                                                   Corporate Controller                        Corporate Controller

Steven T. Lampe                                    Vice President/Taxation                     Vice President/Taxation

Lisa O. Brinkley                                   Vice President/                             Vice President/
                                                   Compliance                                  Compliance

Rosemary E. Milner                                 Vice President/Legal                        Vice President/Legal

Diane M. Anderson                                  Vice President/                             None
                                                   Retirement Services

Denise F. Guerriere                                Vice President/Client Services              None

Julia R. Vander Els                                Vice President/                             None
                                                   Retirement Services

Jerome J. Alrutz                                   Vice President/                             None
                                                   Retirement Services

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                              Form N-1A
                                              File No. 33-14363
                                              Delaware Group Premium Fund, Inc.



Name and Principal                                 Positions and Offices                       Positions and Offices
Business Address*                                  with Underwriter                            with Registrant
------------------                                 ---------------------                       ---------------------
Joanne A. Mettenheimer                             Vice President/                             None
                                                   National Accounts

Christopher H. Price                               Vice President/Annuity                      None
                                                   Marketing & Administration

Stephen J. DeAngelis                               Vice President/Product                      None
                                                   Development

Susan T. Friestedt                                 Vice President/Customer                     None
                                                   Service

Dinah J. Huntoon                                   Vice President/Product                      None
                                                   Management

Jodie L. Johnson                                   Vice President/National                     None
                                                   Accounts

Ellen M. Krott                                     Vice President/Communications               None

Holly W. Reimel                                    Vice President/                             None
                                                   Telemarketing

Thomas S. Butler                                   Vice President/                             None
                                                   DDI Administration

Frank Albanese                                     Vice President/Wholesaler                   None

William S. Carroll                                 Vice President/Wholesaler                   None

William S. Castetter                               Vice President/Wholesaler                   None

Thomas J. Chadie                                   Vice President/Wholesaler                   None

Douglas R. Glennon                                 Vice President/Wholesaler                   None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                             Form N-1A
                                             File No. 33-14363
                                             Delaware Group Premium Fund, Inc.


Name and Principal                                 Positions and Offices                       Positions and Offices
Business Address*                                  with Underwriter                            with Registrant
------------------                                 ---------------------                       ---------------------
Alan D. Kessler                                    Vice President/Wholesaler                   None

William M. Kimbrough                               Vice President/Wholesaler                   None

Mac McAuliffe                                      Vice President/Wholesaler                   None

Patrick L. Murphy                                  Vice President/Wholesaler                   None

Henry W. Orvin                                     Vice President/Wholesaler                   None

Philip G. Rickards                                 Vice President/Wholesaler                   None

Michael W. Rose                                    Vice President/Wholesaler                   None

Robert E. Stansbury                                Vice President/Wholesaler                   None

Larry D. Stone                                     Vice President/Wholesaler                   None

Faye P. Staples                                    Vice President/Human Resources              None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Not Applicable.

Item 30. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. Management Services.  None.

                                           Form N-1A
                                           File No. 33-14363
                                           Delaware Group Premium Fund, Inc.



Item 32. Undertakings.

         (a) Not Applicable.

         (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of the Global Bond Series.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of March, 1996.

                                    DELAWARE GROUP PREMIUM FUND, INC.


                                    By:/s/ Wayne A. Stork
                                       ---------------------------------------
                                                  Wayne A. Stork
                                           President, Chairman of the Board,
                                         Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                              Title                                      Date
---------                                              -----                                      ----

                                      President, Chairman of the Board,
/s/ Wayne A. Stork                    Chief Executive Officer and Director                     March 28, 1996
-----------------------------
Wayne A. Stork

                                      Senior Vice President/Chief Administrative
                                      Officer/Chief Financial Officer (Principal
                                      Financial Officer/Principal Accounting
/s/ David K. Downes                   Officer)                                                 March 28, 1996
-----------------------------
David K. Downes

/s/Walter P. Babich         *         Director                                                 March 28, 1996
-----------------------------
Walter P. Babich


/s/Anthony D. Knerr         *         Director                                                 March 28, 1996
-----------------------------
Anthony D. Knerr

/s/Ann R. Leven             *         Director                                                 March 28, 1996
-----------------------------
Ann R. Leven

/s/W. Thacher Longstreth    *         Director                                                 March 28, 1996
-----------------------------
W. Thacher Longstreth

/s/Charles E. Peck          *         Director                                                 March 28, 1996
-----------------------------
Charles E. Peck



                             *By/s/ Wayne A. Stork
                                --------------------------------------
                                          Wayne A. Stork
                                    as Attorney-in-Fact for
                                 each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549













                                    Exhibits

                                       to

                                    Form N-1A













             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.  Exhibit
-----------  -------

EX-99.B1B    Articles Supplementary to Articles of Incorporation (April 1996)

EX-99.B5G    Investment Management Agreement on behalf of Global Bond Series
            (May 1, 1996)

EX-99.B6G    Distribution Agreement on behalf of Global Bond Series
             (May 1, 1996)

EX-99.B8B    Custodian Agreement on behalf of Global Bond Series (May 1, 1996)

EX-99.B9B    Amended and Restated Shareholders Services Agreement on behalf of the High Yield, Capital Reserves, Equity/Income, Multiple Strategy,
             Growth, International Equity, Value, Emerging Growth and Global
             Bond Series (May 1, 1996)

EX-99.B11    Consent of Auditors

EX-99.B16    Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-99.B17    Financial Data Schedules